UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (99.7%)
Agency Adjustable Rate Mortgages (0.5%)
Federal Home Loan Mortgage Corporation,
Conventional Pool
2.58%, 7/1/45	$670	$687
Federal National Mortgage Association,
Conventional Pool
2.41%, 12/1/45	257	265
		952
Agency Fixed Rate Mortgages (21.9%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.00%, 4/1/46 (a)	530	543
3.50%, 4/1/46 (a)	9,467	9,910
Gold Pools:
3.50%, 1/1/44 – 2/1/45	2,495	2,622
4.00%, 12/1/41 – 10/1/44	1,847	1,973
5.41%, 7/1/37 – 8/1/37	55	61
5.44%, 1/1/37 – 6/1/38	133	149
5.46%, 5/1/37 – 4/1/38	128	142
5.48%, 8/1/37 – 10/1/37	146	162
5.50%, 8/1/37 – 4/1/38	162	180
5.52%, 9/1/37 – 1/1/38	29	33
5.62%, 12/1/36 – 12/1/37	103	115
6.00%, 8/1/37 – 5/1/38	143	164
6.50%, 9/1/32	28	31
7.50%, 5/1/35	64	79
8.00%, 8/1/32	42	51
8.50%, 8/1/31	53	68
Federal National Mortgage Association,
April TBA:
2.50%, 4/1/31 (a)	270	277
3.00%, 4/1/31 (a)	625	653
4.00%, 4/1/46 (a)	6,874	7,345
Conventional Pools:
3.00%, 5/1/30 – 4/1/45	1,896	1,961
3.50%, 4/1/29 – 8/1/45	1,367	1,443
4.00%, 11/1/41 – 1/1/46	3,371	3,621
4.50%, 8/1/40 – 11/1/44	2,491	2,743
5.00%, 7/1/40	232	257
5.62%, 12/1/36	35	39
6.00%, 12/1/38	641	732
6.50%, 11/1/27 – 10/1/38	64	72
7.00%, 6/1/29 – 2/1/33	48	50
7.50%, 8/1/37	119	150
8.00%, 4/1/33	91	113
8.50%, 10/1/32	82	105
9.50%, 4/1/30	18	20
Government National Mortgage Association,
April TBA:
3.50%, 4/20/46 (a)	4,138	4,374
Various Pools:
3.50%, 12/15/43	717	762
4.00%, 7/15/44	714	768
5.48%, 9/20/37	10	10
5.56%, 7/20/37	22	24

9.00%, 1/15/25	2	2
		41,804
Asset-Backed Securities (5.6%)
American Homes 4 Rent,
6.07%, 10/17/45 (b)	490	491
CAM Mortgage LLC,
3.38%, 7/15/64 (b)	407	408
Citigroup Mortgage Loan Trust, Inc.,
5.53%, 11/25/34	129	136
CVS Pass-Through Trust,
6.04%, 12/10/28	262	294
8.35%, 7/10/31 (b)	170	215
Invitation Homes Trust,
4.44%, 9/17/31 (b)(c)	1,000	942
5.18%, 8/17/32 (b)(c)	945	899
Nationstar HECM Loan Trust,
3.84%, 5/25/18 (b)	567	568
4.11%, 11/25/25 (b)	614	615
4.36%, 2/25/26 (b)	700	701
NovaStar Mortgage Funding Trust,
0.97%, 12/25/33 (c)	679	643
RMAT LLC,
4.83%, 6/25/35 (b)	848	835
Silver Bay Realty Trust,
3.98%, 9/17/31 (b)(c)	700	641
Skopos Auto Receivables Trust,
3.10%, 12/15/23 (b)	154	154
3.55%, 2/15/20 (b)	167	167
Specialty Underwriting & Residential Finance Trust,
0.98%, 5/25/35 (c)	64	54
U-Haul S Fleet LLC,
4.90%, 10/25/23 (b)	365	373
VOLT NPL X LLC,
4.75%, 10/26/54 (b)	493	483
VOLT XIX LLC,
5.00%, 4/25/55 (b)	300	295
VOLT XXII LLC,
4.25%, 2/25/55 (b)	299	288
VOLT XXX LLC,
4.75%, 10/25/57 (b)	399	390
VOLT XXXI LLC,
4.50%, 2/25/55 (b)	399	389
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	694	671
		10,652
Collateralized Mortgage Obligations - Agency Collateral Series (2.5%)
Federal Home Loan Mortgage Corporation,
3.60%, 6/25/48 (b)(c)	468	356
3.95%, 10/25/48 (b)(c)	750	568
IO REMIC
5.56%, 11/15/43 – 6/15/44(c)	4,251	734
5.61%, 4/15/39 (c)	1,400	180
IO STRIPS
7.50%, 12/1/29	7	2
Federal National Mortgage Association,
IO
5.95%, 9/25/20 (c)	3,476	598
IO REMIC

6.00%, 5/25/33 – 7/25/33	280	62
IO STRIPS
6.50%, 12/25/29 (c)	6	1
7.00%, 11/25/19 (c)	3	—	@
8.00%, 4/25/24	4	1
8.00%, 6/25/35 (c)	36	8
9.00%, 11/25/26	2	—	@
REMIC
7.00%, 9/25/32	57	65
8.72%, 10/25/41 (d)	50	51
Government National Mortgage Association,
IO
0.82%, 8/20/58 (c)	7,088	233
3.50%, 5/20/43	1,608	317
5.00%, 2/16/41	204	44
5.61%, 11/16/40 (c)	1,708	337
5.66%, 7/16/33 (c)	3,020	274
5.80%, 3/20/43 (c)	1,719	286
6.07%, 5/20/40 (c)	2,046	361
IO PAC
5.72%, 10/20/41 (c)	3,779	352
		4,830
Commercial Mortgage-Backed Securities (7.3%)
Citigroup Commercial Mortgage Trust,
3.37%, 9/15/27 (b)(c)	800	725
IO
0.91%, 11/10/48 (c)	2,748	160
0.99%, 9/10/58 (c)	9,579	643
COMM Mortgage Trust,
4.75%, 12/10/23 (b)(c)	985	940
4.91%, 4/10/47 (b)(c)	797	652
5.05%, 8/10/46 (b)(c)	740	722
IO
0.31%, 7/10/45 (c)	12,181	105
1.01%, 10/10/47 (c)	4,224	209
1.28%, 7/15/47 (c)	3,883	247
Commercial Mortgage Trust,
5.48%, 3/10/39	400	406
CSMC Trust,
4.59%, 3/15/17 (b)(c)	200	194
GS Mortgage Securities Trust,
4.77%, 8/10/46 (b)(c)	500	448
IO
0.88%, 9/10/47 (c)	5,349	264
1.38%, 10/10/48 (c)	5,289	483
HILT Mortgage Trust,
4.19%, 7/15/29 (b)(c)	600	522
JP Morgan Chase Commercial Mortgage Securities Trust,
4.57%, 7/15/47 (b)(c)	1,030	813
5.46%, 12/12/43	600	581
IO
0.58%, 4/15/46 (c)	6,000	207
1.15%, 7/15/47 (c)	9,638	524
JPMBB Commercial Mortgage Securities Trust,
4.68%, 4/15/47 (b)(c)	704	566
IO
1.11%, 8/15/47 (c)	4,201	278
LB-UBS Commercial Mortgage Trust,
6.24%, 9/15/45 (c)	500	490

Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (b)	870	653
4.50%, 9/15/58 (b)(c)	456	350
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	677	721
3.80%, 11/15/47 (b)(c)	925	676
3.99%, 5/15/47 (b)	526	383
4.14%, 5/15/45 (b)(c)	385	337
4.98%, 9/15/46 (b)(c)	735	679
		13,978
Corporate Bonds (36.4%)
Finance (15.1%)
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	475	485
ACE INA Holdings, Inc.
3.35%, 5/15/24	350	367
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19	360	359
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	275	297
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
4.13%, 3/30/20	475	473
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	200	203
American International Group, Inc.
4.88%, 6/1/22	275	303
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)	300	321
Bank of America Corp.,
6.11%, 1/29/37	100	115
MTN
4.00%, 1/22/25	960	963
4.20%, 8/26/24	125	128
5.00%, 1/21/44	200	222
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	350	371
BNP Paribas SA,
5.00%, 1/15/21	150	168
MTN
4.25%, 10/15/24 (e)	200	203
Boston Properties LP
3.80%, 2/1/24	145	152
BPCE SA
5.15%, 7/21/24 (b)	550	563
Brookfield Asset Management, Inc.
5.80%, 4/25/17	135	141
Capital One Bank, USA NA
3.38%, 2/15/23	510	515
Capital One Financial Corp.
2.45%, 4/24/19	125	126
Citigroup, Inc.,
4.45%, 9/29/27	175	176
5.50%, 9/13/25	550	603
6.68%, 9/13/43	100	122
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	408

Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	250	278
Cooperatieve Rabobank UA,
3.88%, 2/8/22	25	27
3.95%, 11/9/22	625	641
Credit Agricole SA,
3.88%, 4/15/24 (b)(e)	500	531
7.88%, 1/23/24 (b)(c)(f)	200	190
Credit Suisse AG,
6.00%, 2/15/18	5	5
6.50%, 8/8/23 (b)	350	378
Discover Bank
7.00%, 4/15/20	320	364
Discover Financial Services
3.95%, 11/6/24	275	273
Extra Space Storage LP
3.13%, 10/1/35 (b)	425	486
Five Corners Funding Trust
4.42%, 11/15/23 (b)	275	289
GE Capital International Funding Co.,
2.34%, 11/15/20 (b)	993	1,018
4.42%, 11/15/35 (b)	200	218
Genworth Holdings, Inc.
7.20%, 2/15/21	200	173
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	435	521
MTN
4.80%, 7/8/44	175	184
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	492
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	365	405
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	565	612
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	325	320
HSBC Finance Corp.
6.68%, 1/15/21	425	488
HSBC Holdings PLC,
4.25%, 3/14/24	550	557
6.38%, 9/17/24 (c)(e)(f)	200	186
HSBC USA, Inc.
3.50%, 6/23/24 (e)	250	254
ING Bank N.V.
5.80%, 9/25/23 (b)	320	349
ING Groep N.V.
6.00%, 4/16/20 (c)(e)(f)	200	188
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	324
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	495	431
JPMorgan Chase & Co.,
3.13%, 1/23/25	875	879
3.20%, 1/25/23	285	293
4.13%, 12/15/26	300	312
4.63%, 5/10/21	65	72
LeasePlan Corp. N.V.
2.88%, 1/22/19 (b)	475	474
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (b)	125	120

Macquarie Bank Ltd.
6.63%, 4/7/21 (b)(e)	260	296
Nationwide Building Society,
3.90%, 7/21/25 (b)	200	211
6.25%, 2/25/20 (b)	545	622
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	190	200
Principal Financial Group, Inc.
1.85%, 11/15/17	450	451
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	165	203
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	325	352
Realty Income Corp.
3.25%, 10/15/22	350	346
Santander UK Group Holdings PLC,
2.88%, 10/16/20	375	374
3.13%, 1/8/21	325	327
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (b)	500	506
Standard Chartered PLC,
3.05%, 1/15/21 (b)	375	377
3.95%, 1/11/23 (b)(e)	235	226
Swedbank AB
2.38%, 2/27/19 (b)	270	274
TD Ameritrade Holding Corp.
3.63%, 4/1/25	475	498
UBS Group Funding Co.
2.95%, 9/24/20 (b)	525	527
UnitedHealth Group, Inc.,
2.88%, 3/15/23	750	771
3.75%, 7/15/25	300	324
Visa, Inc.
3.15%, 12/14/25	550	575
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%, 10/5/20 (b)	450	460
Wells Fargo & Co.,
4.13%, 8/15/23	170	182
5.61%, 1/15/44	250	290
Series M
3.45%, 2/13/23	245	251
		28,769
Industrials (20.2%)
21st Century Fox America, Inc.
4.75%, 9/15/44	500	520
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	580	581
Actavis Funding SCS,
3.80%, 3/15/25	95	99
4.75%, 3/15/45	215	227
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	400	423
Altria Group, Inc.,
2.85%, 8/9/22	25	26
5.38%, 1/31/44	260	319
Amazon.com, Inc.
3.80%, 12/5/24	475	521
Anadarko Petroleum Corp.,

5.55%, 3/15/26	375	379
6.45%, 9/15/36	225	225
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24 (e)	425	455
4.90%, 2/1/46	425	476
Apple, Inc.,
2.40%, 5/3/23	265	267
4.45%, 5/6/44	250	264
AT&T, Inc.,
5.15%, 3/15/42	50	51
5.55%, 8/15/41	550	592
6.30%, 1/15/38	80	92
Baidu, Inc.
2.75%, 6/9/19	450	457
Barrick Gold Corp.
4.10%, 5/1/23 (e)	235	229
Baxalta, Inc.
4.00%, 6/23/25 (b)	600	611
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	150	153
Boston Scientific Corp.
3.85%, 5/15/25	425	442
BP Capital Markets PLC,
3.25%, 5/6/22	425	438
3.51%, 3/17/25 (e)	375	381
Caterpillar, Inc.
3.80%, 8/15/42	275	268
CBS Corp.
4.60%, 1/15/45	175	165
CCO Safari II LLC,
4.91%, 7/23/25 (b)	550	581
6.48%, 10/23/45 (b)	300	335
Celgene Corp.
3.88%, 8/15/25 (e)	625	658
CEVA Group PLC
7.00%, 3/1/21 (b)	335	269
Citrix Systems, Inc.
0.50%, 4/15/19 (e)	400	449
CNH Industrial Capital LLC
4.38%, 11/6/20 (e)	300	296
Coca-Cola Co.
3.20%, 11/1/23	350	376
Comcast Corp.
4.60%, 8/15/45	210	234
Continental Airlines Pass-Thru Certificates
6.13%, 4/29/18	150	158
Crown Castle International Corp.
5.25%, 1/15/23	5	5
Daimler Finance North America LLC
2.25%, 7/31/19 (b)	465	472
DCP Midstream LLC
5.35%, 3/15/20 (b)	169	146
Eldorado Gold Corp.
6.13%, 12/15/20 (b)	295	271
Ensco PLC
5.75%, 10/1/44	200	99
Experian Finance PLC
2.38%, 6/15/17 (b)	495	495
Exxon Mobil Corp.
4.11%, 3/1/46	325	346
Ford Motor Credit Co., LLC,

3.20%, 1/15/21	200	205
5.00%, 5/15/18	400	423
General Motors Co.
6.60%, 4/1/36	475	524
General Motors Financial Co., Inc.
4.38%, 9/25/21	375	388
Gilead Sciences, Inc.,
3.65%, 3/1/26	300	319
4.80%, 4/1/44	200	220
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	125	170
Goldcorp, Inc.
3.70%, 3/15/23 (e)	436	428
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)(e)	290	320
HCA, Inc.
4.75%, 5/1/23	465	474
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)	435	472
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (b)	525	541
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (b)	290	251
Home Depot, Inc.
5.88%, 12/16/36	350	456
Illumina, Inc.
0.00%, 6/15/19 (e)	332	346
Intel Corp.,
2.70%, 12/15/22	125	129
2.95%, 12/15/35 (Convertible)	313	399
International Business Machines Corp.
1.88%, 5/15/19	450	457
Kinder Morgan, Inc.,
4.30%, 6/1/25 (e)	275	262
5.55%, 6/1/45	425	379
5.63%, 11/15/23 (b)	250	254
Kraft Foods Group, Inc.
5.38%, 2/10/20	26	29
Lockheed Martin Corp.
3.10%, 1/15/23	700	727
Lundin Mining Corp.
7.50%, 11/1/20 (b)	489	469
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 6/29/17 (b)	75	76
LyondellBasell Industries N.V.
4.63%, 2/26/55	300	269
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)(e)	500	444
MasTec, Inc.
4.88%, 3/15/23	465	401
McDonald’s Corp.,
MTN
4.60%, 5/26/45	300	317
Medtronic, Inc.,
3.63%, 3/15/24	340	365
4.63%, 3/15/45	200	224
Merck & Co., Inc.
2.80%, 5/18/23	300	313
Motorola Solutions, Inc.
4.00%, 9/1/24	275	254
NBC Universal Media LLC,

2.88%, 1/15/23	175	182
5.95%, 4/1/41	150	192
NBCUniversal Enterprise, Inc.
1.97%, 4/15/19 (b)	100	102
NetApp, Inc.
2.00%, 12/15/17	150	150
Netflix, Inc.
5.50%, 2/15/22	480	505
Noble Energy, Inc.,
3.90%, 11/15/24	225	212
5.05%, 11/15/44 (e)	200	171
NOVA Chemicals Corp.
5.25%, 8/1/23 (b)	415	407
Novartis Capital Corp.
4.40%, 5/6/44	225	258
Nuance Communications, Inc.
2.75%, 11/1/31	253	254
Omnicom Group, Inc.
3.65%, 11/1/24	215	222
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26	227	246
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (b)	350	349
Oracle Corp.
2.95%, 5/15/25	201	206
PepsiCo, Inc.
3.60%, 3/1/24	425	466
Philip Morris International, Inc.
2.50%, 8/22/22	365	376
Phillips 66 Partners LP
4.68%, 2/15/45	150	125
QUALCOMM, Inc.
4.65%, 5/20/35	300	309
QVC, Inc.
4.38%, 3/15/23	325	318
Resort at Summerlin LP,
Series B
13.00%, 12/15/07 (g)(h)(i)(j)(k)	299	—
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (b)	96	99
Rowan Cos., Inc.
5.85%, 1/15/44	150	88
SanDisk Corp.
0.50%, 10/15/20	600	626
Schlumberger Norge AS
1.25%, 8/1/17 (b)	225	224
Shell International Finance BV
3.25%, 5/11/25	400	404
Siemens Financieringsmaatschappij N.V.
3.25%, 5/27/25 (b)(e)	450	470
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	201
Southern Copper Corp.
5.25%, 11/8/42	350	289
Spectra Energy Capital LLC
3.30%, 3/15/23	450	399
Telstra Corp., Ltd.
3.13%, 4/7/25 (b)(e)	240	242
Tiffany & Co.
4.90%, 10/1/44	60	56

Total Capital International SA
2.88%, 2/17/22	50	51
Tyco International Finance SA
3.90%, 2/14/26	350	364
United Airlines Pass-Through Trust,
Series A
4.00%, 4/11/26	582	602
United Technologies Corp.
4.50%, 6/1/42	100	109
Verizon Communications, Inc.,
4.67%, 3/15/55	777	749
5.01%, 8/21/54	259	261
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (b)	525	515
Wal-Mart Stores, Inc.
5.25%, 9/1/35	435	540
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	290	291
Whole Foods Market, Inc.
5.20%, 12/3/25 (b)	505	530
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	200	174
Yahoo!, Inc.
0.00%, 12/1/18	425	422
ZF North America Capital, Inc.
4.50%, 4/29/22 (b)	475	486
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	190	220
		38,618
Utilities (1.1%)
Boston Gas Co.
4.49%, 2/15/42 (b)	275	280
CMS Energy Corp.
5.05%, 3/15/22	50	56
Enable Midstream Partners LP
3.90%, 5/15/24	250	198
Exelon Generation Co., LLC
6.25%, 10/1/39	375	388
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)	575	617
PPL WEM Ltd./Western Power Distribution Ltd.
3.90%, 5/1/16 (b)	460	461
TransAlta Corp.
4.50%, 11/15/22	50	37
		2,037
		69,424
Mortgages - Other (8.7%)
Alternative Loan Trust,
0.62%, 5/25/47 (c)	240	190
5.50%, 2/25/36 – 5/25/36	82	75
6.00%, 4/25/36 – 7/25/37	199	167
PAC
5.50%, 2/25/36	7	6
6.00%, 4/25/36	26	23
Banc of America Alternative Loan Trust,
1.09%, 7/25/46 (c)	318	212
5.50%, 10/25/35	1,444	1,309

5.86%, 10/25/36		495	310
6.00%, 4/25/36		223	226
Banc of America Funding Trust,
5.25%, 7/25/37		434	434
6.00%, 7/25/37		38	28
ChaseFlex Trust,
6.00%, 2/25/37		607	422
Credit Suisse First Boston Mortgage Securities Corp.,
6.50%, 11/25/35		996	454
Fannie Mae Connecticut Avenue Securities,
4.44%, 5/25/25 (c)		671	653
5.34%, 11/25/24 (c)		698	705
5.44%, 7/25/25 (c)		500	501
First Horizon Alternative Mortgage Securities Trust,
6.00%, 8/25/36		20	16
6.25%, 8/25/36		285	219
Freddie Mac Structured Agency Credit Risk Debt Notes,
3.74%, 10/25/27 (c)		400	380
4.19%, 9/25/24 (c)		600	556
4.44%, 8/25/24 (c)		306	297
4.69%, 11/25/23 (c)		700	692
4.99%, 10/25/24 (c)		901	896
Freddie Mac Whole Loan Securities Trust,
3.00%, 9/25/45		869	884
3.50%, 5/25/45 – 9/25/45		1,401	1,453
3.88%, 5/25/45 (b)(c)		249	216
4.00%, 5/25/45		179	187
Grifonas Finance PLC,
0.15%, 8/28/39 (c)	EUR	571	453
GSR Mortgage Loan Trust,
5.75%, 1/25/37		$346	331
HarborView Mortgage Loan Trust,
0.62%, 1/19/38 (c)		262	212
IM Pastor 3 FTH,
0.01%, 3/22/43 (c)	EUR	699	602
Impac CMB Trust,
1.17%, 4/25/35 (c)		$259	203
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35 – 8/25/36		265	251
JP Morgan Mortgage Trust,
2.80%, 6/25/37 (c)		129	119
6.00%, 6/25/37		111	107
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36		597	561
6.50%, 9/25/37		1,226	924
RALI Trust,
5.50%, 12/25/34		889	876
6.00%, 4/25/36 – 1/25/37		378	305
PAC
6.00%, 4/25/36		29	24
Residential Asset Securitization Trust,
6.00%, 7/25/36		44	38
			16,517
Municipal Bonds (1.0%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40		115	152

City of New York, NY,
Series G-1
5.97%, 3/1/36	245		316
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	705		923
Municipal Electric Authority of Georgia
6.66%, 4/1/57	435		522
			1,913
Sovereign (8.4%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	3,850	869
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,485	1,729
Hungary Government International Bond,
5.75%, 11/22/23		$1,306	1,491
Indonesia Government International Bond,
5.88%, 1/15/24	1,325		1,491
Italy Buoni Poliennali Del Tesoro,
2.35%, 9/15/24 (b)	EUR	951	1,264
Mexican Bonos,
10.00%, 12/5/24	MXN	23,000	1,712
New Zealand Government Bond,
5.50%, 4/15/23	NZD	1,900	1,564
Peruvian Government International Bond,
7.35%, 7/21/25		$1,260	1,660
8.75%, 11/21/33	16		24
Petroleos de Venezuela SA,
6.00%, 11/15/26	550		171
Petroleos Mexicanos,
6.38%, 1/23/45	230		214
6.88%, 8/4/26 (b)(e)	675		732
Poland Government Bond,
2.50%, 7/25/26	PLN	4,300	1,120
Romania Government Bond,
4.75%, 2/24/25	RON	4,645	1,316
South Africa Government Bond,
8.00%, 1/31/30	ZAR	9,381	563
			15,920
U.S. Agency Security (1.7%)
Federal Home Loan Mortgage Corporation
1.25%, 10/2/19		$3,200	3,215

U.S. Treasury Securities (5.7%)
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25	5,524		5,575
U.S. Treasury Note
1.50%, 5/31/19	5,200		5,294
			10,869
Total Fixed Income Securities (Cost $188,126)			190,074

	Shares	Value (000)
Short-Term Investments (13.8%)
Securities held as Collateral on Loaned Securities (1.6%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (l)	2,594,982	2,595

	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $189; fully collateralized by a U.S. Government obligation; 4.50% due 8/15/39; valued at $193)	$189	189
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $265; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $270)	265	265
		454
Total Securities held as Collateral on Loaned Securities (Cost $3,049)		3,049

	Shares
Investment Company (11.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (l) (Cost $21,788)	21,787,869	21,788

	Face Amount (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill
0.51%, 6/9/16 (m)(n) (Cost $1,423)	$1,424	1,424
Total Short-Term Investments (Cost $26,260)		26,261
Total Investments (113.5%) (Cost $214,386) Including $6,913 of Securities Loaned (o)(p)		216,335
Liabilities in Excess of Other Assets (-13.5%)		(25,727)
Net Assets (100.0%)		$190,608

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2016.

(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $6,913,000 and $7,031,000, respectively. The Portfolio received cash collateral of approximately $3,663,000, of which approximately $3,049,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2016, there was uninvested cash collateral of approximately $614,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $3,368,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2016.

(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Security has been deemed illiquid at March 31, 2016.
(j)	Acquired through exchange offer.
(k)

At March 31, 2016, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(l)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Funds.

(m)	Rate shown is the yield to maturity at March 31, 2016.
(n)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(o)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(p)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,200,000 and the aggregate gross unrealized depreciation is approximately $3,251,000 resulting in net unrealized appreciation of approximately $1,949,000.

@	Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	525		$571	4/5/16	$(27)
Citibank NA		$24	EUR	21	4/5/16	— @
HSBC Bank PLC	BRL	992		$272	4/5/16	(4)
HSBC Bank PLC	EUR	3,869		$4,200	4/5/16	(203)
HSBC Bank PLC	MXN	29,098		$1,618	4/5/16	(66)
HSBC Bank PLC	SEK	9		$1	4/5/16	(— @)
HSBC Bank PLC		$5	AUD	7	4/5/16	— @
JPMorgan Chase Bank NA	PLN	85		$21	4/5/16	(1)
JPMorgan Chase Bank NA	RON	4,934		$1,198	4/5/16	(59)
JPMorgan Chase Bank NA	TRY	60		$20	4/5/16	(1)
JPMorgan Chase Bank NA		$8	CAD	11	4/5/16	— @
JPMorgan Chase Bank NA		$13	HUF	3,850	4/5/16	— @
JPMorgan Chase Bank NA	ZAR	43		$3	4/5/16	(— @)
UBS AG	BRL	2,157		$586	4/5/16	(14)
UBS AG	JPY	1,207		$11	4/5/16	(— @)
UBS AG	NOK	9		$1	4/5/16	(— @)
UBS AG	NZD	2,150		$1,418	4/5/16	(68)
UBS AG	PLN	4,210		$1,073	4/5/16	(55)
UBS AG		$885	BRL	3,148	4/5/16	(9)
UBS AG		$10	CHF	10	4/5/16	— @
UBS AG		$32	EUR	29	4/5/16	1
UBS AG		$1,071	EUR	970	4/5/16	33
UBS AG		$13	EUR	11	4/5/16	— @
UBS AG	ZAR	855		$55	4/5/16	(3)
UBS AG	ZAR	7,424		$481	4/5/16	(22)
UBS AG	BRL	3,148		$878	5/4/16	10
						$(488)

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	89	$19,469	Jun-16	$7
U.S. Treasury 5 yr. Note	68	8,239	Jun-16	21
U.S. Treasury Long Bond	22	3,617	Jun-16	(30)
U.S. Treasury Ultra Bond	56	9,662	Jun-16	(75)
Short:
U.S. Treasury Ultra Long Bond	118	(16,608)	Jun-16	(154)
				$(231)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$895	1.00%	3/20/19	$17		$(36)	$(19)	BBB+
Deutsche Bank AG
CMBX.NA.BB.60	Sell	500	5.00	5/11/63	4		(59)	(55)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	395	5.00	5/11/63	(—	@)	(44)	(44)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	2,675	1.00	6/20/20	(51)		36	(15)	NR
		$4,465			$(30)		$(103)	$(133)

@	Value is less than $500.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not rated.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RON	— Romanian New Leu
SEK	— Swedish Krona
TRY	— Turkish Lira
ZAR	— South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	19.6%
Industrials	18.1
Finance	13.5
Short-Term Investments	10.9
Mortgages - Other	7.7
Sovereign	7.5
Commercial Mortgage-Backed Securities	6.5
Other***	6.1
U.S. Treasury Securities	5.1
Asset-Backed Securities	5.0
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $57,595,000 with net unrealized depreciation of approximately $231,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $488,000 and does not include open swap agreements with net unrealized depreciation of approximately $103,000.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.9%)
Angola (0.9%)
Sovereign (0.9%)
Republic of Angola,
9.50%, 11/12/25 (a)	$2,200	$2,010

Argentina (1.9%)
Corporate Bond (0.2%)
IRSA Propiedades Comerciales SA,
8.75%, 3/23/23 (a)	540	542

Sovereign (1.7%)
Republic of Argentina,
2.50%, 12/31/38 (b)(c)(d)	2,400	1,609
8.28%, 12/31/33 (c)(d)(e)	1,963	2,356
		3,965
		4,507
Brazil (5.1%)
Corporate Bonds (2.4%)
Banco Safra SA,
6.75%, 1/27/21	870	911
6.75%, 1/27/21 (a)	1,280	1,341
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (a)	1,458	1,072
Minerva Luxembourg SA,
8.75%, 4/3/19 (a)(f)(g)	1,400	1,321
Odebrecht Offshore Drilling Finance Ltd.,
6.63%, 10/1/23 (a)	650	150
6.75%, 10/1/23 (a)	3,992	918
		5,713
Sovereign (2.7%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (a)	4,150	3,558
Brazilian Government International Bond,
5.00%, 1/27/45	3,309	2,664
		6,222
		11,935
Chile (3.8%)
Corporate Bonds (1.2%)
Colbun SA,
4.50%, 7/10/24 (a)	1,530	1,570
Empresa Electrica Angamos SA,
4.88%, 5/25/29 (a)	1,405	1,306
		2,876
Sovereign (2.6%)
Corporación Nacional del Cobre de Chile,
4.88%, 11/4/44 (a)(e)	2,080	1,948
Empresa Nacional del Petroleo,
4.75%, 12/6/21 (e)	2,467	2,588

5.25%, 8/10/20	1,350	1,454
		5,990
		8,866
China (3.9%)
Sovereign (3.9%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	7,770	8,330
Three Gorges Finance I Cayman Islands Ltd.,
3.70%, 6/10/25 (a)	838	887
		9,217
Colombia (2.5%)
Corporate Bond (0.2%)
Ecopetrol SA,
5.88%, 5/28/45	628	497

Sovereign (2.3%)
Colombia Government International Bond,
4.38%, 7/12/21	530	554
5.00%, 6/15/45	3,000	2,805
11.75%, 2/25/20 (e)	1,550	2,044
		5,403
		5,900
Croatia (1.5%)
Sovereign (1.5%)
Croatia Government International Bond,
5.50%, 4/4/23	3,255	3,443

Dominican Republic (2.7%)
Sovereign (2.7%)
Dominican Republic International Bond,
6.85%, 1/27/45 (a)	4,464	4,442
6.88%, 1/29/26 (a)	1,100	1,171
7.45%, 4/30/44 (a)(e)	739	780
		6,393
Ecuador (0.7%)
Sovereign (0.7%)
Ecuador Government International Bond,
10.50%, 3/24/20	1,830	1,656

Gabon (0.5%)
Sovereign (0.5%)
Republic of Gabon,
6.95%, 6/16/25 (a)	1,310	1,097

Honduras (0.6%)
Sovereign (0.6%)
Republic of Honduras,
8.75%, 12/16/20	1,160	1,302

Hungary (3.5%)
Sovereign (3.5%)
Hungary Government International Bond,

5.38%, 3/25/24	2,262	2,538
5.75%, 11/22/23	890	1,016
6.38%, 3/29/21	1,110	1,263
7.63%, 3/29/41	2,330	3,308
		8,125
Indonesia (9.5%)
Sovereign (9.5%)
Indonesia Government International Bond,
4.13%, 1/15/25	1,200	1,209
4.75%, 1/8/26 (a)	1,430	1,502
5.13%, 1/15/45 (a)(e)	1,650	1,644
5.88%, 1/15/24 (a)(e)	1,210	1,362
5.88%, 1/15/24	4,250	4,783
5.95%, 1/8/46 (a)	1,430	1,587
7.75%, 1/17/38	2,925	3,776
Majapahit Holding BV,
7.75%, 1/20/20	1,580	1,809
Pertamina Persero PT,
4.30%, 5/20/23	900	880
4.88%, 5/3/22	1,500	1,528
5.25%, 5/23/21	200	210
6.45%, 5/30/44 (a)	1,870	1,826
		22,116
Iraq (0.4%)
Sovereign (0.4%)
Republic of Iraq,
5.80%, 1/15/28	1,250	866

Ivory Coast (1.4%)
Sovereign (1.4%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (a)	780	720
5.75%, 12/31/32	2,730	2,532
		3,252
Jamaica (1.2%)
Corporate Bond (0.5%)
Digicel Group Ltd.,
8.25%, 9/30/20	1,270	1,095

Sovereign (0.7%)
Jamaica Government International Bond,
7.63%, 7/9/25	520	579
7.88%, 7/28/45	940	956
		1,535
		2,630
Kazakhstan (2.6%)
Sovereign (2.6%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	520	466
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)	1,420	1,189
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)(e)	2,000	2,067

KazMunayGas National Co., JSC,
9.13%, 7/2/18	2,230	2,440
		6,162
Kenya (1.1%)
Sovereign (1.1%)
Kenya Government International Bond,
6.88%, 6/24/24 (a)	2,680	2,539

Lithuania (1.0%)
Sovereign (1.0%)
Lithuania Government International Bond,
6.63%, 2/1/22	1,080	1,306
7.38%, 2/11/20	925	1,097
		2,403
Mexico (12.7%)
Corporate Bonds (3.3%)
Alfa SAB de CV,
6.88%, 3/25/44 (e)	1,440	1,447
Cemex Finance LLC,
9.38%, 10/12/22	2,200	2,431
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (a)	1,822	1,726
Nemak SAB de CV,
5.50%, 2/28/23	2,000	2,065
		7,669
Sovereign (9.4%)
Mexico Government International Bond,
4.60%, 1/23/46	2,530	2,476
6.05%, 1/11/40	1,482	1,743
Petroleos Mexicanos,
4.88%, 1/24/22 (e)	5,540	5,512
5.63%, 1/23/46	2,200	1,857
6.38%, 1/23/45	2,860	2,666
6.50%, 6/2/41	2,330	2,206
6.63%, 6/15/38	1,176	1,120
6.88%, 8/4/26 (a)	2,670	2,897
8.63%, 12/1/23	1,350	1,586
		22,063
		29,732
Namibia (0.6%)
Sovereign (0.6%)
Namibia International Bonds,
5.25%, 10/29/25 (a)	1,482	1,438

Pakistan (0.4%)
Sovereign (0.4%)
Islamic Republic of Pakistan,
8.25%, 9/30/25 (a)	970	1,036

Panama (1.8%)
Sovereign (1.8%)
Panama Government International Bond,
4.00%, 9/22/24	1,594	1,682
5.20%, 1/30/20	680	751

8.88%, 9/30/27	1,183	1,701
		4,134
Paraguay (1.1%)
Sovereign (1.1%)
Republic of Paraguay,
4.63%, 1/25/23 (a)(e)	880	893
6.10%, 8/11/44 (a)	1,580	1,620
		2,513
Peru (3.1%)
Corporate Bonds (1.5%)
Banco de Credito del Peru,
6.13%, 4/24/27 (a)(e)(g)	2,280	2,443
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)(e)	1,040	1,045
		3,488
Sovereign (1.6%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)(g)	1,298	1,311
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)	207	202
Peruvian Government International Bond,
6.55%, 3/14/37 (e)	1,800	2,250
		3,763
		7,251
Philippines (3.4%)
Sovereign (3.4%)
Philippine Government International Bond,
3.95%, 1/20/40	1,396	1,534
8.38%, 6/17/19	146	178
9.50%, 2/2/30	3,731	6,317
		8,029
Poland (2.0%)
Sovereign (2.0%)
Poland Government International Bond,
3.00%, 3/17/23	3,590	3,606
4.00%, 1/22/24	650	695
5.00%, 3/23/22	250	280
		4,581
Romania (1.0%)
Sovereign (1.0%)
Romanian Government International Bond,
4.38%, 8/22/23	1,700	1,811
6.13%, 1/22/44	336	411
		2,222
Russia (7.2%)
Sovereign (7.2%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	15,200	15,614
5.63%, 4/4/42	1,200	1,217
		16,831

Serbia (1.7%)
Sovereign (1.7%)
Republic of Serbia,
7.25%, 9/28/21	3,535	3,959

South Africa (1.9%)
Sovereign (1.9%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (a)(e)	1,678	1,551
7.13%, 2/11/25 (a)	2,080	1,931
Transnet SOC Ltd.,
4.00%, 7/26/22 (a)(e)	950	863
		4,345
Sri Lanka (1.1%)
Sovereign (1.1%)
Sri Lanka Government International Bond,
6.25%, 10/4/20	139	138
6.25%, 10/4/20 (a)	510	507
6.85%, 11/3/25 (a)	2,100	2,012
		2,657
Tunisia (0.5%)
Sovereign (0.5%)
Banque Centrale de Tunisie SA,
5.75%, 1/30/25 (a)	1,300	1,129

Turkey (5.7%)
Sovereign (5.7%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	1,960	2,059
Turkey Government International Bond,
3.25%, 3/23/23	740	699
4.88%, 4/16/43	2,000	1,863
5.63%, 3/30/21	6,700	7,245
6.88%, 3/17/36	1,200	1,420
		13,286
Ukraine (2.6%)
Sovereign (2.6%)
Ukraine Government International Bond,
7.75%, 9/1/22 – 9/1/26	6,910	6,174

Venezuela (4.4%)
Sovereign (4.4%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	24,140	7,507
9.00%, 11/17/21	3,400	1,275
Venezuela Government International Bond,
6.00%, 12/9/20	880	299
9.00%, 5/7/23	2,030	721
11.75%, 10/21/26	1,240	493
		10,295

Zambia (0.9%)
Sovereign (0.9%)
Zambia Government International Bond,
8.50%, 4/14/24	1,790	1,490
8.97%, 7/30/27 (a)	780	648
		2,138
Total Fixed Income Securities (Cost $237,888)		226,169

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria, expires 11/15/20 (g)(h)	750	65

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (g)(h)	3,750	17
Total Warrants (Cost $—)		82

	Shares	Value (000)
Short-Term Investments (8.0%)
Securities held as Collateral on Loaned Securities (6.2%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	12,228,259	12,228

	Face Amount (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $892; fully collateralized by a U.S. Government obligation; 4.50% due 8/15/39; valued at $910)	$892	892
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $1,249; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $1,274)	1,249	1,249
		2,141
Total Securities held as Collateral on Loaned Securities (Cost $14,369)		14,369

	Shares
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $1,972)	1,971,953	1,972

	Face Amount (000)		Value (000)
Sovereign (1.0%)
Argentina (1.0%)
Letras del Banco Central de la República Argentina,
36.75%, 4/13/16	ARS	6,190	417
37.50%, 4/13/16	6,200		418
37.80%, 4/13/16	12,390		835
37.90%, 4/13/16	6,200		418
38.00%, 4/13/16	5,230		353
Total Sovereign (Cost $2,433)			2,441
Total Short-Term Investments (Cost $18,774)			18,782
Total Investments (104.9%) (Cost $256,662) Including $19,529 of Securities Loaned (j)(k)			245,033
Liabilities in Excess of Other Assets (-4.9%)			(11,390)
Net Assets (100.0%)			$233,643

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $19,529,000 and $19,866,000, respectively. The Portfolio received cash collateral of approximately $17,262,000, of which approximately $14,369,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2016, there was uninvested cash collateral of approximately $2,893,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $2,604,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2016.

(g)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.
(h)	Security has been deemed illiquid at March 31, 2016.
(i)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and a futures contract.
(k)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,777,000 and the aggregate gross unrealized depreciation is approximately $20,406,000 resulting in net unrealized depreciation of approximately $11,629,000.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	ARS	6,021	$397	4/18/16	$(8)
JPMorgan Chase Bank NA	ARS	6,019	$396	4/18/16	(8)
JPMorgan Chase Bank NA	ARS	6,032	$404	4/18/16	(1)
JPMorgan Chase Bank NA	ARS	12,102	$800	4/18/16	(13)
JPMorgan Chase Bank NA	ARS	5,108	$336	4/18/16	(7)
					$(37)

ARS	— Argentine Peso

Futures Contract:

The Portfolio had the following futures contract open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 10 yr. Note	120	$(15,647)	Jun-16	$17

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	88.4%
Corporate Bonds	10.7
Other**	0.9
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include an open short futures contract with an underlying face amount of approximately $15,647,000 with unrealized appreciation of approximately $17,000. Does not include open foreign currency forward exchange contracts with total unrealized depreciation of approximately $37,000.

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Austria (1.5%)
Erste Group Bank AG (a)	111,310	$3,128
Vienna Insurance Group AG Wiener Versicherung Gruppe	53,515	1,133
		4,261
Brazil (6.2%)
Banco Bradesco SA (Preference)	423,123	3,186
BRF SA	243,550	3,475
Itau Unibanco Holding SA (Preference)	380,511	3,303
MercadoLibre, Inc. (b)	20,143	2,374
Raia Drogasil SA	152,584	2,215
Telefonica Brasil SA (Preference)	98,000	1,233
Ultrapar Participacoes SA	80,776	1,568
		17,354
Chile (0.6%)
SACI Falabella	231,934	1,616

China (16.1%)
Alibaba Group Holding Ltd. ADR (a)(b)	24,600	1,944
Bank of China Ltd. H Shares (c)	8,966,000	3,722
China Construction Bank Corp. H Shares (c)	7,640,230	4,875
China Machinery Engineering Corp. H Shares (c)	810,000	566
China Mengniu Dairy Co., Ltd. (c)	554,000	881
China Mobile Ltd. (c)	564,000	6,285
China Overseas Land & Investment Ltd. (c)	520,000	1,646
China Pacific Insurance Group Co., Ltd. H Shares (c)	685,600	2,563
China Taiping Insurance Holdings Co., Ltd. (a)(c)	383,800	843
China Unicom Hong Kong Ltd. (c)	1,116,000	1,473
Chongqing Changan Automobile Co., Ltd. B Shares	294,400	552
CRCC High-Tech Equipment Corp., Ltd. H Shares (a)(c)	1,235,500	687
CSPC Pharmaceutical Group Ltd. (c)	1,020,000	923
Huadian Power International Corp., Ltd. H Shares (c)	1,136,000	723
JD.com, Inc. ADR (a)	64,099	1,699
NetEase, Inc. ADR	4,926	707
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares (c)	1,124,000	458
Shenzhen International Holdings Ltd. (c)	536,500	870
Shenzhou International Group Holdings Ltd. (c)	269,000	1,463
Sihuan Pharmaceutical Holdings Group Ltd. (c)	1,207,000	345
TAL Education Group ADR (a)	17,191	854
Tencent Holdings Ltd. (c)	526,100	10,743
		44,822
Colombia (0.8%)
Cemex Latam Holdings SA (a)	199,002	856
Grupo de Inversiones Suramericana SA	73,156	973
Grupo de Inversiones Suramericana SA (Preference)	38,826	507
		2,336
Czech Republic (1.2%)
Komercni Banka AS	15,262	3,371

Egypt (0.4%)
Commercial International Bank Egypt SAE	271,851	1,176

Hong Kong (2.8%)
AIA Group Ltd.	571,800	3,240
Samsonite International SA	1,394,400	4,673
		7,913
India (9.8%)
Ashok Leyland Ltd.	2,560,645	4,199
Bharat Petroleum Corp., Ltd.	160,726	2,195
Glenmark Pharmaceuticals Ltd.	131,822	1,583
HDFC Bank Ltd.	198,552	3,762
IndusInd Bank Ltd.	202,029	2,952
Larsen & Toubro Ltd.	133,062	2,445
Marico Ltd.	503,285	1,857
Maruti Suzuki India Ltd.	40,352	2,264
Shree Cement Ltd.	15,131	2,838
Shriram Transport Finance Co., Ltd.	221,292	3,185
Zee Entertainment Enterprises Ltd.	14,310	83
		27,363
Indonesia (3.7%)
AKR Corporindo Tbk PT	1,274,900	668
Bank Negara Indonesia Persero Tbk PT	791,400	310
Bumi Serpong Damai Tbk PT	1,484,600	206
Jasa Marga Persero Tbk PT	2,339,300	953
Kalbe Farma Tbk PT	9,028,600	984
Link Net Tbk PT (a)	3,392,300	1,050
Matahari Department Store Tbk PT	1,955,600	2,706
Surya Citra Media Tbk PT	3,764,200	891
United Tractors Tbk PT	791,500	913
XL Axiata Tbk PT (a)	4,983,700	1,504
		10,185
Korea, Republic of (12.7%)
Amorepacific Corp.	7,494	2,533
Cosmax, Inc. (b)	6,562	720
Coway Co., Ltd.	29,675	2,504
Hotel Shilla Co., Ltd.	17,659	1,027
Hyundai Development Co-Engineering & Construction	36,862	1,481
Innocean Worldwide, Inc.	2,843	201
Kia Motors Corp.	42,204	1,782
Korea Aerospace Industries Ltd.	30,087	1,715
Korea Electric Power Corp.	38,253	2,014
LG Chem Ltd.	7,004	2,006
LIG Nex1 Co., Ltd. (b)	7,789	719
NAVER Corp.	3,929	2,188
Nexon Co., Ltd.	115,400	1,968
Samsung Electronics Co., Ltd.	6,024	6,911
Samsung Electronics Co., Ltd. (Preference)	4,104	3,973
Samsung Fire & Marine Insurance Co., Ltd.	3,893	1,004
SK Holdings Co., Ltd.	12,385	2,415
SK Telecom Co., Ltd.	968	176
		35,337
Mexico (7.0%)
Alfa SAB de CV	1,177,649	2,370
Cemex SAB de CV ADR (a)	558,498	4,066
El Puerto de Liverpool SAB de CV	99,411	1,175
Fomento Economico Mexicano SAB de CV ADR	62,889	6,057
Grupo Financiero Banorte SAB de CV Series O	758,073	4,296

Mexichem SAB de CV	654,048	1,601
		19,565
Pakistan (1.1%)
Lucky Cement Ltd.	280,100	1,436
United Bank Ltd.	1,124,700	1,624
		3,060
Panama (0.5%)
Copa Holdings SA, Class A (b)	20,076	1,360

Peru (1.6%)
Cia de Minas Buenaventura SA ADR (a)	76,751	565
Credicorp Ltd.	30,814	4,037
		4,602
Philippines (4.3%)
Ayala Corp.	10,330	168
BDO Unibank, Inc.	509,560	1,132
DMCI Holdings, Inc.	4,768,250	1,388
International Container Terminal Services, Inc.	707,900	1,041
LT Group, Inc.	3,385,500	1,147
Metro Pacific Investments Corp.	14,541,400	1,854
Metropolitan Bank & Trust Co.	1,351,565	2,420
SM Investments Corp.	134,998	2,784
		11,934
Poland (4.0%)
Bank Pekao SA	42,618	1,881
CCC SA	44,022	1,885
Eurocash SA	101,616	1,453
Jeronimo Martins SGPS SA	155,668	2,547
LPP SA	745	1,098
PKP Cargo SA	52,108	599
Polski Koncern Naftowy Orlen SA	81,938	1,623
		11,086
Russia (1.9%)
Mail.ru Group Ltd. GDR (a)	89,315	1,938
X5 Retail Group N.V. GDR (a)	74,565	1,581
Yandex N.V., Class A (a)	114,629	1,756
		5,275
South Africa (6.6%)
Life Healthcare Group Holdings Ltd.	568,293	1,374
Mondi PLC	135,003	2,586
MTN Group Ltd. (b)	209,752	1,921
Naspers Ltd., Class N	36,278	5,064
Sasol Ltd.	66,385	1,985
Steinhoff International Holdings N.V. H Shares	474,995	3,116
Vodacom Group Ltd.	218,042	2,371
		18,417
Taiwan (10.4%)
Advanced Semiconductor Engineering, Inc.	1,979,000	2,303
Catcher Technology Co., Ltd.	248,000	2,034
Chailease Holding Co., Ltd.	855,941	1,492

Delta Electronics, Inc.	344,326	1,519
Eclat Textile Co., Ltd.	120,649	1,588
Formosa Plastics Corp.	341,000	846
Fubon Financial Holding Co., Ltd.	1,230,830	1,568
Hon Hai Precision Industry Co., Ltd.	1,355,150	3,571
PChome Online, Inc.	79,000	870
Pegatron Corp.	775,000	1,809
Taiwan Mobile Co., Ltd.	329,000	1,068
Taiwan Semiconductor Manufacturing Co., Ltd.	1,560,000	7,852
Uni-President Enterprises Corp.	1,429,965	2,510
		29,030
Thailand (2.1%)
Central Pattana PCL (Foreign)	566,600	829
DKSH Holding AG (b)	28,733	1,965
Kasikornbank PCL NVDR	118,000	580
Land and Houses PCL (Foreign)	3,746,360	953
Minor International PCL (Foreign)	1,396,630	1,469
		5,796
Turkey (1.2%)
Arcelik AS	275,861	1,876
Ulker Biskuvi Sanayi AS	207,995	1,542
		3,418

United States (0.7%)
Yum! Brands, Inc.	23,453	1,920
Total Common Stocks (Cost $237,821)		271,197

Investment Company (0.4%)
Thailand (0.4%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (d) (Cost $1,246)	3,404,669	1,113

Short-Term Investments (1.8%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	4,333,783	4,334

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $316; fully collateralized by a U.S. Government obligation; 4.50% due 8/15/39; valued at $323)	$316	316
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $443; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $451)	443	443
		759
Total Securities held as Collateral on Loaned Securities (Cost $5,093)		5,093
Total Investments (99.4%) (Cost $244,160) Including $7,912 of Securities Loaned (f)(g)		277,403
Other Assets in Excess of Liabilities (0.6%)		1,759
Net Assets (100.0%)		$279,162

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $7,912,000 and $8,098,000, respectively. The Portfolio received cash collateral of approximately $6,118,000, of which approximately $5,093,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2016, there was uninvested cash collateral of approximately $1,025,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,980,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(g)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $53,017,000 and the aggregate gross unrealized depreciation is approximately $19,774,000 resulting in net unrealized appreciation of approximately $33,243,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)

UBS AG	EUR	6,200	$6,896		4/21/16	$(163)
UBS AG	$422		EUR	376	4/21/16	6
						$(157)

EUR	– Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	69.5%
Banks	16.8
Internet Software & Services	8.3
Tech Hardware, Storage & Peripherals	5.4
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $157,000.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
France (11.0%)
L’Oreal SA	16,550	$2,965
Pernod Ricard SA	10,178	1,135
Sanofi	10,472	844
		4,944
Germany (2.2%)
SAP SE	12,173	985

Italy (1.0%)
Davide Campari-Milano SpA	46,777	467

Japan (2.7%)
Japan Tobacco, Inc.	28,600	1,192

Netherlands (0.9%)
RELX N.V.	23,009	402

Switzerland (4.7%)
Nestle SA (Registered)	28,361	2,119

United Kingdom (24.4%)
British American Tobacco PLC	54,780	3,218
Experian PLC	47,788	855
Reckitt Benckiser Group PLC	36,628	3,540
RELX PLC	33,305	619
Unilever PLC	59,410	2,690
		10,922
United States (50.8%)
3M Co.	2,936	489
Accenture PLC, Class A	18,486	2,133
Altria Group, Inc.	33,426	2,094
Automatic Data Processing, Inc.	13,461	1,208
Intuit, Inc.	5,382	560
Microsoft Corp.	68,517	3,784
Mondelez International, Inc., Class A	41,835	1,678
Moody’s Corp.	4,324	418
NIKE, Inc., Class B	11,431	703
Philip Morris International, Inc.	12,786	1,254
Reynolds American, Inc.	40,230	2,024
Time Warner, Inc.	14,375	1,043
Twenty-First Century Fox, Inc., Class A	35,119	979
Twenty-First Century Fox, Inc., Class B	38,033	1,073
Visa, Inc., Class A	24,579	1,880
Walt Disney Co. (The)	14,460	1,436
		22,756
Total Common Stocks (Cost $28,593)		43,787

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $498)	497,703	498
Total Investments (98.8%) (Cost $29,091) (b)		44,285
Other Assets in Excess of Liabilities (1.2%)		532
Net Assets (100.0%)		$44,817

(a)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(b)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,513,000 and the aggregate gross unrealized depreciation is approximately $319,000 resulting in net unrealized appreciation of approximately $15,194,000.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	22.1%
Personal Products	12.8
Media	12.5
Other*	12.2
Software	12.0
Information Technology Services	11.8
Food Products	8.6
Household Products	8.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (94.8%)
Australia (2.9%)
Macquarie Atlas Roads Group	232,826	$857
Sydney Airport	81,406	417
Transurban Group	117,903	1,026
		2,300
Brazil (1.6%)
Arteris SA	435,200	1,166
CCR SA	28,074	109
		1,275
Canada (14.1%)
Enbridge, Inc. (a)	135,013	5,256
Hydro One Ltd. (a)(b)	9,639	180
Inter Pipeline Ltd. (a)	74,432	1,533
Pembina Pipeline Corp. (a)	37,932	1,026
TransCanada Corp. (a)	81,716	3,213
		11,208
China (5.1%)
China Everbright International Ltd. (c)	356,000	397
Guangdong Investment Ltd. (c)	1,188,000	1,502
Hopewell Highway Infrastructure Ltd. (c)	4,411,000	2,167
		4,066
France (4.1%)
Eutelsat Communications SA	13,614	440
Groupe Eurotunnel SE	36,090	404
SES SA	27,339	801
Vinci SA	21,590	1,608
		3,253
Italy (1.1%)
Atlantia SpA	30,246	839
Infrastrutture Wireless Italiane SpA (b)(d)	15,278	76
		915
Japan (1.0%)
Tokyo Gas Co., Ltd.	178,000	830

Mexico (0.2%)
Infraestructura Energetica Nova SAB de CV	46,746	190

Spain (5.2%)
Abertis Infraestructuras SA	22,770	374
Ferrovial SA	41,912	901
Saeta Yield SA	285,816	2,843
		4,118
Switzerland (1.1%)
Flughafen Zuerich AG (Registered)	952	852

United Kingdom (12.1%)
John Laing Group PLC (b)	959,441	3,143

National Grid PLC	270,259	3,832
Pennon Group PLC	56,836	662
Severn Trent PLC	31,866	995
United Utilities Group PLC	76,809	1,018
		9,650
United States (46.3%)
American Tower Corp. REIT	55,320	5,663
American Water Works Co., Inc.	14,380	991
Atmos Energy Corp.	13,530	1,005
CenterPoint Energy, Inc.	14,777	309
Cheniere Energy, Inc. (a)(d)	17,597	595
Columbia Pipeline Group, Inc.	42,210	1,060
Crown Castle International Corp. REIT	33,916	2,934
Enbridge Energy Management LLC (d)	255,646	4,589
Eversource Energy	24,039	1,403
Kinder Morgan, Inc.	77,103	1,377
NiSource, Inc.	41,730	983
ONEOK, Inc. (a)	6,310	188
Pattern Energy Group, Inc.	273,621	5,218
PG&E Corp.	59,377	3,546
SBA Communications Corp., Class A (d)	9,782	980
Sempra Energy	35,609	3,705
Spectra Energy Corp.	65,196	1,995
Union Pacific Corp.	5,360	426
		36,967
Total Common Stocks (Cost $63,403)		75,624

	No. of Rights
Right (0.3%)
United States (0.3%)
TransCanada Corp. (d) (Cost $178)	5,084	197

	Shares	Value (000)
Short-Term Investments (12.3%)
Securities held as Collateral on Loaned Securities (7.7%)
Investment Company (6.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	5,010,776	5,011

	Face Amount (000)
Repurchase Agreements (1.4%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $131; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $134)	$131	131

Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $224; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $228)	224	224
HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $308; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $314)	308	308
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $231; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $236)	231	231
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $262; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $267)	262	262
		1,156
Total Securities held as Collateral on Loaned Securities (Cost $6,167)		6,167

	Shares	Value (000)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $3,701)	3,701,281	3,701
Total Short-Term Investments (Cost $9,868)		9,868
Total Investments (107.4%) (Cost $73,449) Including $11,289 of Securities Loaned (f)		85,689
Liabilities in Excess of Other Assets (-7.4%)		(5,915)
Net Assets (100.0%)		$79,774

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $11,289,000 and $11,709,000, respectively. The Portfolio received cash collateral of approximately $6,196,000, of which approximately $6,167,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2016, there was uninvested cash collateral of approximately $29,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $5,513,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,891,000 and the aggregate gross unrealized depreciation is approximately $2,651,000 resulting in net unrealized appreciation of approximately $12,240,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	34.9%
Communications	13.7
Electricity Transmission & Distribution	11.3
Toll Roads	10.7
PPA Contracted Renewables	10.1
Water	7.0
Other**	6.8
Diversified	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Australia (5.2%)
Dexus Property Group REIT	41,459	$252
Goodman Group REIT	137,938	705
GPT Group REIT	137,744	528
Investa Office Fund REIT	31,603	102
Mirvac Group REIT	226,690	336
Scentre Group REIT	368,984	1,256
Shopping Centres Australasia Property Group REIT	19,101	34
Stockland REIT	132,415	434
Vicinity Centres REIT	77,436	189
Westfield Corp. REIT	143,294	1,097
		4,933
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	28,892	115
BUWOG AG (a)	1,679	36
		151
Brazil (0.1%)
BR Properties SA	24,067	59

Canada (2.0%)
Boardwalk REIT	9,194	367
Brookfield Canada Office Properties REIT	10,004	225
Crombie Real Estate Investment Trust REIT	11,105	120
Dream Office Real Estate Investment Trust REIT	9,120	146
Extendicare, Inc.	16,840	122
First Capital Realty, Inc.	17,962	285
RioCan REIT	26,537	543
Smart Real Estate Investment Trust REIT	4,007	105
		1,913
China (0.5%)
China Overseas Land & Investment Ltd. (b)	36,000	114
China Resources Land Ltd. (b)	18,000	46
Dalian Wanda Commercial Properties Co., Ltd. H Shares (b)(c)	8,100	48
Global Logistic Properties Ltd.	187,500	268
		476
Finland (0.4%)
Citycon Oyj	157,137	397

France (3.0%)
Fonciere Des Regions REIT	1,643	155
Gecina SA REIT	3,130	431
ICADE REIT	4,283	328
Klepierre REIT	10,927	523
Unibail-Rodamco SE REIT	5,007	1,378
		2,815
Germany (1.6%)
ADO Properties SA (a)(c)	3,457	119
Alstria Office AG REIT (a)	1,992	29
Deutsche Euroshop AG	2,381	112
Deutsche Wohnen AG	15,146	471

LEG Immobilien AG (a)	769	72
Vonovia SE	19,994	719
		1,522
Hong Kong (10.9%)
Cheung Kong Property Holdings Ltd.	209,000	1,346
Hang Lung Properties Ltd.	72,000	137
Henderson Land Development Co., Ltd.	73,086	449
Hongkong Land Holdings Ltd.	270,300	1,619
Hysan Development Co., Ltd.	233,921	997
Kerry Properties Ltd.	45,199	124
Link REIT	158,164	938
New World Development Co., Ltd.	375,031	357
Sino Land Co., Ltd.	67,085	106
Sun Hung Kai Properties Ltd.	219,893	2,689
Swire Properties Ltd.	301,300	814
Wharf Holdings Ltd. (The)	133,816	731
		10,307
Ireland (0.4%)
Green REIT PLC	133,645	214
Hibernia REIT PLC	123,449	183
		397
Italy (0.0%)
Beni Stabili SpA REIT	36,841	28

Japan (10.3%)
Activia Properties, Inc. REIT	43	223
Advance Residence Investment Corp. REIT	57	144
Daiwa Office Investment Corp. REIT	22	137
Frontier Real Estate Investment Corp. REIT	11	53
GLP J-REIT	138	157
Hulic Co., Ltd.	7,200	69
Industrial & Infrastructure Fund Investment Corp. REIT	6	28
Invincible Investment Corp. REIT	110	83
Japan Real Estate Investment Corp. REIT	95	549
Japan Retail Fund Investment Corp. REIT	104	250
Kenedix Office Investment Corp. REIT	12	69
Mitsubishi Estate Co., Ltd.	120,000	2,229
Mitsui Fudosan Co., Ltd.	94,000	2,345
Mori Hills Investment Corp. REIT	90	133
Mori Trust Sogo Reit, Inc. REIT	55	95
Nippon Building Fund, Inc. REIT	117	693
Nippon Prologis, Inc. REIT	123	275
Nomura Real Estate Master Fund, Inc. REIT	224	334
NTT Urban Development Corp.	2,600	25
Orix, Inc. J-REIT	137	212
Sumitomo Realty & Development Co., Ltd.	43,000	1,259
Tokyo Tatemono Co., Ltd.	3,500	44
United Urban Investment Corp. REIT	235	380
		9,786
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	5,886,464	—

Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	6,646	311

Wereldhave N.V. REIT	4,019	225
		536
Norway (0.4%)
Entra ASA (c)	35,767	337
Norwegian Property ASA (a)	35,401	37
		374
Singapore (1.0%)
Ascendas Real Estate Investment Trust REIT	85,600	152
CapitaLand Commercial Trust Ltd. REIT	73,900	80
CapitaLand Ltd.	168,100	383
CapitaLand Mall Trust REIT	121,200	188
UOL Group Ltd.	36,429	162
		965
Spain (0.1%)
Merlin Properties Socimi SA REIT	9,499	110

Sweden (0.7%)
Atrium Ljungberg AB, Class B	8,566	148
Castellum AB	8,456	135
Fabege AB	3,379	57
Hufvudstaden AB, Class A	19,158	304
		644
Switzerland (0.7%)
PSP Swiss Property AG (Registered) (a)	6,502	626
Swiss Prime Site AG (Registered) (a)	763	67
		693
United Kingdom (6.8%)
British Land Co., PLC REIT	130,451	1,312
Capital & Counties Properties PLC	26,924	128
Capital & Regional PLC REIT	165,560	155
Derwent London PLC REIT	12,973	587
Great Portland Estates PLC REIT	52,975	554
Hammerson PLC REIT	64,126	533
Helical Bar PLC	4,774	27
Intu Properties PLC REIT	105,292	473
Land Securities Group PLC REIT	93,369	1,476
LXB Retail Properties PLC (a)	158,830	219
Segro PLC REIT	53,427	315
Shaftesbury PLC REIT	10,110	132
ST Modwen Properties PLC	40,425	176
Unite Group PLC	9,344	85
Urban & Civic PLC	45,284	166
Workspace Group PLC REIT	10,392	117
		6,455
United States (53.4%)
Acadia Realty Trust REIT	4,761	167
Apartment Investment & Management Co., Class A REIT	18,815	787
AvalonBay Communities, Inc. REIT	15,260	2,902
Boston Properties, Inc. REIT	20,969	2,665
Brixmor Property Group, Inc. REIT	10,981	281
Camden Property Trust REIT	18,143	1,526
Chesapeake Lodging Trust REIT	17,861	473

Corporate Office Properties Trust REIT	8,673	228
Cousins Properties, Inc. REIT	48,025	498
CubeSmart REIT	6,234	208
DCT Industrial Trust, Inc. REIT	2,125	84
DDR Corp. REIT	12,468	222
Douglas Emmett, Inc. REIT	29,218	880
Duke Realty Corp. REIT	29,041	655
Equity Lifestyle Properties, Inc. REIT	4,090	297
Equity Residential REIT	51,918	3,895
Essex Property Trust, Inc. REIT	3,812	891
General Growth Properties, Inc. REIT	64,044	1,904
HCP, Inc. REIT	11,163	364
Healthcare Realty Trust, Inc. REIT	10,748	332
Hilton Worldwide Holdings, Inc.	33,083	745
Host Hotels & Resorts, Inc. REIT	153,704	2,567
Hudson Pacific Properties, Inc. REIT	32,161	930
Kimco Realty Corp. REIT	46,540	1,339
La Quinta Holdings, Inc. (a)	6,790	85
LaSalle Hotel Properties REIT	45,932	1,163
Lexington Realty Trust REIT	3,310	28
Liberty Property Trust REIT	15,279	511
Macerich Co. (The) REIT	2,586	205
Mack-Cali Realty Corp. REIT	16,706	393
Mid-America Apartment Communities, Inc. REIT	232	24
National Retail Properties, Inc. REIT	15,824	731
Omega Healthcare Investors, Inc. REIT	1,111	39
Paramount Group, Inc. REIT	12,359	197
ProLogis, Inc. REIT	26,809	1,184
Public Storage REIT	9,196	2,537
QTS Realty Trust, Inc., Class A REIT	4,180	198
Realty Income Corp. REIT	236	15
Regency Centers Corp. REIT	23,370	1,749
Rexford Industrial Realty, Inc. REIT	10,118	184
Senior Housing Properties Trust REIT	23,274	416
Simon Property Group, Inc. REIT	34,530	7,172
Sovran Self Storage, Inc. REIT	4,162	491
Spirit Realty Capital, Inc. REIT	9,250	104
STORE Capital Corp. REIT	24,081	623
Sunstone Hotel Investors, Inc. REIT	7,626	107
Tanger Factory Outlet Centers, Inc. REIT	30,985	1,128
Taubman Centers, Inc. REIT	3,457	246
Ventas, Inc. REIT	20,293	1,278
Vornado Realty Trust REIT	36,919	3,486
Welltower, Inc. REIT	13,682	949
WP GLIMCHER, Inc. REIT	38,300	363
Xenia Hotels & Resorts, Inc. REIT	14,307	223
		50,669
Total Common Stocks (Cost $68,596)		93,230

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $978)	978,255	978
Total Investments (99.3%) (Cost $69,574) (g)		94,208
Other Assets in Excess of Liabilities (0.7%)		683
Net Assets (100.0%)		$94,891

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security has been deemed illiquid at March 31, 2016.
(e)

At March 31, 2016, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $26,279,000 and the aggregate gross unrealized depreciation is approximately $1,645,000 resulting in net unrealized appreciation of approximately $24,634,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Retail	27.5%
Diversified	26.9
Office	13.4
Other*	13.3
Residential	13.2
Lodging/Resorts	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Strategist Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (43.3%)
Agency Adjustable Rate Mortgages (0.3%)
United States (0.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pool
2.58%, 7/1/45	$129	$132
Federal National Mortgage Association,
Conventional Pool
2.65%, 12/1/45	216	223
Total Agency Adjustable Rate Mortgages (Cost $354)		355

Agency Fixed Rate Mortgages (3.4%)
United States (3.4%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.50%, 4/1/46 (a)	190	199
4.00%, 4/1/46 (a)	1,000	1,067
Gold Pools:
3.50%, 1/1/44 – 6/1/45	809	851
Federal National Mortgage Association,
April TBA:
4.00%, 4/1/46 (a)	164	175
Conventional Pools:
3.00%, 5/1/30 – 4/1/45	433	448
3.50%, 4/1/29	148	156
4.00%, 11/1/41 – 1/1/46	832	896
4.50%, 3/1/41 – 11/1/44	406	446
5.00%, 1/1/41 – 3/1/41	181	204
6.00%, 1/1/38	36	41
6.50%, 8/1/38	5	6
Government National Mortgage Association,
Various Pools:
3.50%, 12/15/43	205	217
4.00%, 7/15/44	99	107
Total Agency Fixed Rate Mortgages (Cost $4,762)		4,813

Asset-Backed Securities (0.3%)
United States (0.3%)
CVS Pass-Through Trust
6.04%, 12/10/28	175	196
Louisiana Public Facilities Authority
0.00%, 4/26/27 (b)	102	101
North Carolina State Education Assistance Authority
1.42%, 7/25/25 (b)	88	86
Total Asset-Backed Securities (Cost $362)		383

Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
United States (0.2%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22	99	102
2.40%, 6/25/22	245	253
Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $351)		355

Commercial Mortgage-Backed Securities (1.1%)
United States (1.1%)
COMM Mortgage Trust,
3.28%, 1/10/46		45	46
3.96%, 3/10/47		144	156
4.74%, 7/15/47 (b)(c)		100	78
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45		57	59
4.24%, 2/10/47 (b)		77	86
Extended Stay America Trust,
2.96%, 12/5/31 (c)		100	100
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)		100	77
4.56%, 9/15/47 (b)(c)		102	81
4.66%, 8/15/47 (b)(c)		144	115
NLY Commercial Mortgage Trust,
1.63%, 11/15/30 (b)(c)		33	33
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	43
Wells Fargo Commercial Mortgage Trust,
1.47%, 2/15/27 (b)(c)		199	198
3.94%, 8/15/50 (c)		245	184
WF-RBS Commercial Mortgage Trust,
3.99%, 5/15/47 (c)		150	109
3.99%, 10/15/57 (b)(c)		144	109
Total Commercial Mortgage-Backed Securities (Cost $1,568)			1,474

Corporate Bonds (13.8%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
4.88%, 1/12/21 (c)		100	111
5.13%, 9/10/19	EUR	100	130
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	$70		72
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		85	97
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	190
Telstra Corp., Ltd.,
3.13%, 4/7/25 (c)		55	55
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		70	72
Wesfarmers Ltd.,
1.87%, 3/20/18 (c)		25	25
			752
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		125	134
4.70%, 2/1/36		75	81
			215
Canada (0.1%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		35	36
Goldcorp, Inc.,
3.70%, 3/15/23		73	72
			108

China (0.3%)
Baidu, Inc.,
3.25%, 8/6/18	225		231
Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)	200		198
			429
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23	110		109

France (4.7%)
AXA SA,
3.94%, 11/7/24 (b)(d)	EUR	200	229
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	200		242
BNP Paribas SA,
1.00%, 4/18/17(b)	$5,160		5,172
5.00%, 1/15/21	85		95
MTN
4.25%, 10/15/24	200		203
BPCE SA,
5.15%, 7/21/24 (c)	200		205
Credit Agricole Assurances SA,
4.25%, 1/13/25 (b)(d)	EUR	200	218
Electricite de France SA,
5.00%, 1/22/26 (b)(d)	100		108
TOTAL SA,
2.25%, 2/26/21 (b)(d)	100		107
			6,579
Germany (1.0%)
Bayer AG,
3.75%, 7/1/74 (b)	100		118
Deutsche Bank AG, Series 0002
0.00%, 3/17/17 (c)	$4		461
KFW,
4.00%, 1/16/19	AUD	500	399
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (b)	EUR	100	136
Vier Gas Transport GmbH,
3.13%, 7/10/23	100		132
Volkswagen International Finance N.V.,
2.38%, 3/22/17 (c)	$100		100
			1,346
Italy (0.3%)
Assicurazioni Generali SpA,
10.13%, 7/10/42 (b)	EUR	100	149
FCA Capital Ireland PLC,
1.38%, 4/17/20	100		115
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)	$100		115
Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	46
			425

Korea, Republic of (0.2%)
Export-Import Bank of Korea,
4.00%, 1/14/24		$200	220

Malaysia (0.1%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	200		204

Netherlands (0.6%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)	200		203
2.88%, 6/30/25 (b)	EUR	100	116
ASR Nederland N.V.,
5.00%, 9/30/24 (b)(d)	200		226
Cooperatieve Rabobank UA,
3.88%, 2/8/22		$50	54
Series G
3.75%, 11/9/20	EUR	50	64
ING Bank N.V.,
5.80%, 9/25/23 (c)		$200	218
			881
Spain (0.3%)
Santander Issuances SAU,
5.18%, 11/19/25	200		193
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	200	265
			458
Switzerland (0.4%)
ABB Treasury Center USA, Inc.,
4.00%, 6/15/21 (c)		$50	53
Aquarius and Investments PLC for Zurich Insurance Co., Ltd.,
4.25%, 10/2/43 (b)	EUR	150	187
Credit Suisse AG,
0.63%, 11/20/18	200		230
6.00%, 2/15/18		$25	27
Novartis Capital Corp.,
4.40%, 5/6/44	75		86
			583
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (c)	200		207

United Kingdom (0.9%)
Abbey National Treasury Services PLC,
4.00%, 3/13/24	50		53
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	25		34
Heathrow Funding Ltd.,
4.60%, 2/15/20	EUR	50	62
4.88%, 7/15/23 (c)		$100	109
HSBC Holdings PLC,
4.25%, 3/14/24	200		202
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	200	268
Nationwide Building Society,
6.25%, 2/25/20 (c)		$270	308

NGG Finance PLC,
5.63%, 6/18/73 (b)	GBP	100	149
			1,185
United States (4.0%)
Actavis Funding SCS,
3.80%, 3/15/25	$25		26
Altria Group, Inc.,
2.85%, 8/9/22		30	31
5.38%, 1/31/44		55	67
American International Group, Inc.,
4.88%, 6/1/22		50	55
Apple, Inc.,
3.85%, 5/4/43		50	49
AT&T, Inc.,
6.30%, 1/15/38		75	86
AvalonBay Communities, Inc.,
2.95%, 9/15/22		50	50
Bank of America Corp.,
5.70%, 1/24/22		25	29
MTN
4.00%, 4/1/24		120	126
4.20%, 8/26/24		50	51
4.25%, 10/22/26		34	35
5.00%, 1/21/44		70	78
Baxalta, Inc.,
4.00%, 6/23/25 (c)		125	127
Boston Properties LP,
3.85%, 2/1/23		75	79
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		75	82
CCO Safari II LLC,
4.91%, 7/23/25 (c)		125	132
6.48%, 10/23/45 (c)		50	56
Citigroup, Inc.,
5.50%, 9/13/25		75	82
6.68%, 9/13/43		20	24
8.13%, 7/15/39		75	111
Coca-Cola Co.,
3.20%, 11/1/23		100	108
Comcast Corp.,
4.60%, 8/15/45		30	33
Enterprise Products Operating LLC,
3.35%, 3/15/23		50	50
5.25%, 1/31/20		35	38
Five Corners Funding Trust,
4.42%, 11/15/23 (c)		200	210
Ford Motor Credit Co., LLC,
4.21%, 4/15/16		100	100
General Motors Financial Co., Inc.,
4.30%, 7/13/25		100	99
Genworth Holdings, Inc.,
7.20%, 2/15/21		50	43
Gilead Sciences, Inc.,
3.65%, 3/1/26		75	80
4.80%, 4/1/44		25	27
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37		125	150
MTN
4.80%, 7/8/44		25	26

Hewlett Packard Enterprise Co.,
3.60%, 10/15/20 (c)	125	130
Home Depot, Inc.,
5.88%, 12/16/36	50	65
HSBC Finance Corp.,
6.68%, 1/15/21	50	57
HSBC USA, Inc.,
3.50%, 6/23/24	100	102
JPMorgan Chase & Co.,
3.20%, 1/25/23	25	26
3.88%, 2/1/24	70	75
4.25%, 10/15/20	50	54
4.63%, 5/10/21	140	155
Kinder Morgan Energy Partners LP,
4.15%, 2/1/24	50	47
Kinder Morgan, Inc.,
4.30%, 6/1/25	50	48
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	25	24
McDonald’s Corp.,
3.38%, 5/26/25	100	104
Medtronic, Inc.,
3.63%, 3/15/24	100	108
4.63%, 3/15/45	25	28
Merck & Co., Inc.,
2.80%, 5/18/23	100	104
Monongahela Power Co.,
5.40%, 12/15/43 (c)	50	60
NBC Universal Media LLC,
4.38%, 4/1/21	130	146
NetApp, Inc.,
2.00%, 12/15/17	25	25
Ohio Power Co., Series M
5.38%, 10/1/21	75	85
Omnicom Group, Inc.,
3.63%, 5/1/22	30	32
3.65%, 11/1/24	32	33
Oncor Electric Delivery Co., LLC,
6.80%, 9/1/18	80	89
Oracle Corp.,
3.40%, 7/8/24	75	80
PepsiCo, Inc.,
3.60%, 3/1/24	100	110
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	60	56
8.75%, 5/1/19	110	122
PPL WEM Ltd./Western Power Distribution Ltd.,
3.90%, 5/1/16 (c)	60	60
Principal Financial Group, Inc.,
8.88%, 5/15/19	50	59
Prudential Financial, Inc., MTN
6.63%, 12/1/37	40	49
QUALCOMM, Inc.,
4.65%, 5/20/35	75	77
Spectra Energy Capital LLC,
7.50%, 9/15/38	50	52
Tyco International Finance SA,
3.90%, 2/14/26	75	78
UnitedHealth Group, Inc.,
3.75%, 7/15/25	100	108
4.25%, 3/15/43	25	26

Verizon Communications, Inc.,
4.67%, 3/15/55	82		79
5.01%, 8/21/54	94		95
Visa, Inc.,
3.15%, 12/14/25	150		157
Wal-Mart Stores, Inc.,
2.55%, 4/11/23	175		180
Wells Fargo & Co.,
4.13%, 8/15/23	40		43
Series M
3.45%, 2/13/23	100		103
Zimmer Biomet Holdings, Inc.,
5.75%, 11/30/39	50		58
			5,529
Total Corporate Bonds (Cost $18,787)			19,230

Mortgages - Other (0.4%)
United States (0.4%)
Freddie Mac Whole Loan Securities Trust,
3.00%, 9/25/45	193		196
3.50%, 5/25/45 – 9/25/45	350		363
4.00%, 5/25/45	45		47
Total Mortgages - Other (Cost $592)			606

Sovereign (17.4%)
Australia (0.2%)
Australia Government Bond,
3.25%, 4/21/25	AUD	400	327

Austria (0.2%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	200	246

Belgium (0.2%)
Belgium Government Bond,
0.80%, 6/22/25 (c)	250		295

Bermuda (0.2%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$200		211

Brazil (0.3%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	1,700	383

Canada (1.2%)
Canadian Government Bond,
1.50%, 6/1/23	CAD	1,000	796
3.25%, 6/1/21	1,060		921
			1,717
China (0.1%)
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$200		201

France (1.6%)
Credit Mutuel - CIC Home Loan SFH,
1.50%, 11/16/17 (c)	200		201
France Government Bond OAT,
1.75%, 5/25/23	EUR	370	472

3.25%, 5/25/45	350		576
5.50%, 4/25/29	500		909
			2,158
Germany (0.5%)
Bundesrepublik Deutschland,
1.00%, 8/15/25	300		370
4.25%, 7/4/39	150		299
			669
Greece (0.3%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 – 2/24/42 (e)	600		426

Hungary (0.3%)
Hungary Government International Bond,
5.38%, 3/25/24	$52		58
5.75%, 11/22/23	360		411
			469
Indonesia (0.5%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)	600		675

Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	80	128

Italy (1.3%)
Italy Buoni Poliennali Del Tesoro,
1.50%, 6/1/25	200		235
1.65%, 3/1/32 (c)	400		450
2.35%, 9/15/24 (c)	861		1,146
			1,831
Japan (4.5%)
Japan Government Ten Year Bond,
0.50%, 9/20/24	JPY	127,000	1,189
1.10%, 3/20/21	90,000		851
1.70%, 6/20/18	101,000		936
Japan Government Thirty Year Bond,
1.70%, 6/20/33	190,000		2,086
2.00%, 9/20/40	94,000		1,119
Japan Government Twenty Year Bond,
1.70%, 6/20/33	13,000		143
			6,324
Korea, Republic of (0.2%)
Korea Development Bank (The),
3.88%, 5/4/17	$200		205

Mexico (1.1%)
Mexican Bonos,
10.00%, 12/5/24	MXN	19,000	1,414
Petroleos Mexicanos,
6.38%, 1/23/45	$110		102
			1,516

Netherlands (0.2%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	300	342

New Zealand (0.8%)
New Zealand Government Bond,
4.50%, 4/15/27	NZD	340	270
5.50%, 4/15/23	1,050		864
			1,134
Poland (0.5%)
Poland Government Bond,
2.50%, 7/25/26	PLN	2,200	573
4.00%, 10/25/23	200		59
			632
Romania (0.3%)
Romania Government Bond,
4.75%, 2/24/25	RON	460	131
5.85%, 4/26/23	900		271
			402
South Africa (0.1%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	2,600	156

Spain (0.6%)
Spain Government Bond,
2.15%, 10/31/25 (c)	EUR	190	231
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	305		352
1.80%, 11/30/24 (c)	217		275
			858
United Kingdom (2.1%)
United Kingdom Gilt,
2.75%, 9/7/24	GBP	950	1,520
4.25%, 6/7/32 – 9/7/39	730		1,421
			2,941
Total Sovereign (Cost $23,475)			24,246

U.S. Treasury Securities (6.4%)
United States (6.4%)
U.S. Treasury Bond,
3.50%, 2/15/39	$1,090		1,298
U.S. Treasury Inflation Indexed Bonds,
0.25%, 1/15/25	1,900		1,918
0.63%, 1/15/26	5,399		5,648
Total U.S. Treasury Securities (Cost $8,436)			8,864
Total Fixed Income Securities (Cost $58,687)			60,326

	Shares	Value (000)
Common Stocks (47.0%)
Australia (0.7%)
AGL Energy Ltd.	677	10
Alumina Ltd.	7,072	7
Amcor Ltd.	2,089	23
AMP Ltd.	5,422	24
ASX Ltd.	375	12
Australia & New Zealand Banking Group Ltd.	4,767	86
BHP Billiton Ltd.	4,416	57
Brambles Ltd.	2,319	22
CIMIC Group Ltd.	311	8
Coca-Cola Amatil Ltd.	403	3
Commonwealth Bank of Australia	1,913	110
CSL Ltd.	753	59
CYBG PLC (f)	888	3
Evolution Mining Ltd.	2,018	2
Fortescue Metals Group Ltd.	2,175	4
GPT Group REIT	5,821	22
Incitec Pivot Ltd.	3,371	8
Insurance Australia Group Ltd.	3,794	16
Macquarie Group Ltd.	541	27
National Australia Bank Ltd.	3,553	71
Newcrest Mining Ltd. (f)	1,993	26
Northern Star Resources Ltd.	1,236	3
OceanaGold Corp. CDI	189	1
Orica Ltd.	817	10
Origin Energy Ltd.	1,806	7
Orora Ltd.	2,089	4
QBE Insurance Group Ltd.	2,655	22
Recall Holdings Ltd.	457	3
Rio Tinto Ltd.	594	19
Santos Ltd.	1,513	5
Scentre Group REIT	7,639	26
Shopping Centres Australasia Property Group REIT	347	1
South32 Ltd. (f)	7,996	9
South32 Ltd. (f)	4,416	5
Star Entertainment Grp Ltd. (The)	278	1
Stockland REIT	7,048	23
Suncorp Group Ltd.	2,222	20
Sydney Airport	562	3
Tabcorp Holdings Ltd.	285	1
Telstra Corp., Ltd.	5,482	22
Transurban Group	2,557	22
Treasury Wine Estates Ltd.	1,224	9
Wesfarmers Ltd.	1,477	47
Westfield Corp. REIT	3,501	27
Westpac Banking Corp.	3,877	90
Woodside Petroleum Ltd.	832	17
Woolworths Ltd.	1,601	27
		1,024
Austria (0.0%)
BUWOG AG (f)	47	1
Erste Group Bank AG (f)	537	15
Immofinanz AG (f)	955	2
Verbund AG	128	2

Voestalpine AG	270	9
		29
Belgium (0.1%)
Ageas	374	15
Anheuser-Busch InBev N.V.	895	111
Colruyt SA	121	7
Groupe Bruxelles Lambert SA	202	17
KBC Groep N.V.	262	13
Solvay SA	98	10
Umicore SA	216	11
		184
Canada (1.0%)
Agnico-Eagle Mines Ltd.	200	7
Agnico-Eagle Mines Ltd.	250	9
Agrium, Inc.	200	18
Bank of Montreal	500	30
Bank of Nova Scotia	800	39
Barrick Gold Corp.	1,100	15
Barrick Gold Corp.	31,930	434
BCE, Inc.	1,000	46
Blackberry Ltd. (f)	500	4
Brookfield Asset Management, Inc., Class A	1,050	37
Cameco Corp.	500	6
Canadian Imperial Bank of Commerce	500	37
Canadian National Railway Co.	1,000	63
Canadian Natural Resources Ltd.	1,000	27
Canadian Pacific Railway Ltd.	200	27
Cenovus Energy, Inc.	800	10
Centerra Gold, Inc.	550	3
Crescent Point Energy Corp.	300	4
Detour Gold Corp. (f)	400	6
Eldorado Gold Corp.	600	2
Eldorado Gold Corp.	1,300	4
Enbridge, Inc.	900	35
Encana Corp.	900	5
Franco-Nevada Corp.	200	12
Goldcorp, Inc.	800	13
Goldcorp, Inc.	700	11
Imperial Oil Ltd.	100	3
Kinross Gold Corp. (f)	1,200	4
Kinross Gold Corp. (f)	2,650	9
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	600	26
Manulife Financial Corp.	2,900	41
National Bank of Canada	400	13
New Gold, Inc. (f)	1,150	4
Osisko Gold Royalties Ltd.	200	2
Pan American Silver Corp.	350	4
Penn West Petroleum Ltd.	500	—	@
Potash Corp. of Saskatchewan, Inc.	900	15
Power Corp. of Canada	600	14
Rogers Communications, Inc., Class B	400	16
Royal Bank of Canada	1,200	69
SEMAFO, Inc. (f)	700	3
Silver Wheaton Corp.	400	7
Silver Wheaton Corp.	550	9
Sun Life Financial, Inc.	800	26
Suncor Energy, Inc.	1,600	45
Teck Resources Ltd., Class B	500	4

Thomson Reuters Corp.	500	20
Toronto-Dominion Bank (The)	1,800	78
TransCanada Corp.	600	24
Yamana Gold, Inc.	900	3
Yamana Gold, Inc.	1,750	5
		1,355
Chile (0.0%)
Antofagasta PLC	2,119	14

China (0.0%)
Hanergy Thin Film Power Group Ltd. (f)(g)(h)(i)	18,000	1
Wynn Macau Ltd. (f)(g)	2,800	4
Zhaojin Mining Industry Co., Ltd. H Shares (g)	1,750	1
Zijin Mining Group Co., Ltd. H Shares (g)	12,000	4
		10
Denmark (0.3%)
AP Moeller - Maersk A/S Series A	5	6
AP Moeller - Maersk A/S Series B	10	13
Danske Bank A/S	996	28
DSV A/S	376	16
Novo Nordisk A/S Series B	4,939	268
Novozymes A/S Series B	330	15
Pandora A/S	48	6
Vestas Wind Systems A/S	485	34
		386
Finland (0.1%)
Elisa Oyj	277	11
Fortum Oyj	651	10
Kone Oyj, Class B	735	35
Metso Oyj	204	5
Nokia Oyj	8,223	49
Nokian Renkaat Oyj	240	9
Sampo Oyj, Class A	802	38
Stora Enso Oyj, Class R	1,002	9
UPM-Kymmene Oyj	554	10
Valmet Oyj	204	2
Wartsila Oyj	291	13
		191
France (1.5%)
Accor SA	595	25
Aeroports de Paris (ADP)	55	7
Air Liquide SA	668	75
Airbus Group SE	936	62
Alcatel-Lucent SA (f)	7,434	28
Alstom SA (f)	406	10
Atos SE	229	19
AXA SA	3,919	92
BNP Paribas SA	2,443	123
Bouygues SA	1,063	43
Cap Gemini SA	834	78
Carrefour SA	744	21
CGG SA (f)	292	—	@
Christian Dior SE	127	23
Cie de Saint-Gobain	1,703	75
Cie Generale des Etablissements Michelin	446	46
Credit Agricole SA	2,594	28

Danone SA	736	52
Electricite de France SA	431	5
Engie	2,616	41
Essilor International SA	393	49
Fonciere Des Regions REIT	53	5
Gecina SA REIT	37	5
Groupe Eurotunnel SE	1,428	16
Hermes International	19	7
Kering	34	6
Klepierre REIT	319	15
L’Oreal SA	420	75
Legrand SA	310	17
LVMH Moet Hennessy Louis Vuitton SE	438	75
Orange SA	3,752	66
Pernod Ricard SA	351	39
Peugeot SA (f)	386	7
Publicis Groupe SA	396	28
Renault SA	414	41
Rexel SA	563	8
Safran SA	388	27
Sanofi	1,295	104
Schneider Electric SE	1,027	65
SES SA	614	18
Societe Generale SA	1,796	66
Sodexo SA	272	29
Technip SA	158	9
Thales SA	156	14
Total SA	3,180	145
Unibail-Rodamco SE REIT	133	37
Vallourec SA	167	1
Veolia Environnement SA	586	14
Vinci SA	1,602	119
Vivendi SA	2,271	48
		2,008
Germany (1.0%)
Adidas AG	309	36
Allianz SE (Registered)	685	111
BASF SE	1,114	84
Bayer AG (Registered)	1,166	137
Bayerische Motoren Werke AG	578	53
Commerzbank AG (f)	93	1
Continental AG	151	34
Daimler AG (Registered)	1,251	96
Deutsche Bank AG (Registered)	1,671	28
Deutsche Boerse AG	668	57
Deutsche Lufthansa AG (Registered) (f)	220	4
Deutsche Post AG (Registered)	1,164	32
Deutsche Telekom AG (Registered)	4,035	72
E.ON SE	2,686	26
Esprit Holdings Ltd. (f)(g)	2,897	3
Fraport AG Frankfurt Airport Services Worldwide	43	3
Fresenius Medical Care AG & Co., KGaA	322	29
Fresenius SE & Co., KGaA	662	48
HeidelbergCement AG	75	6
Henkel AG & Co., KGaA	194	19
Henkel AG & Co., KGaA (Preference)	360	40
Infineon Technologies AG	2,057	29
K&S AG (Registered)	108	3
Lanxess AG	64	3
Linde AG	268	39

Merck KGaA	292	24
Metro AG	213	7
Muenchener Rueckversicherungs AG (Registered)	323	66
Osram Licht AG	69	4
Porsche Automobil Holding SE (Preference)	320	16
ProSiebenSat.1 Media SE (Registered)	478	25
QIAGEN N.V. (f)	570	13
RWE AG	589	8
Salzgitter AG	88	2
SAP SE	1,392	113
Siemens AG (Registered)	1,044	111
ThyssenKrupp AG	249	5
Volkswagen AG	44	6
Volkswagen AG (Preference)	264	34
Vonovia SE	205	7
		1,434
Greece (0.0%)
National Bank of Greece SA (f)	9	—	@

Hong Kong (0.3%)
Bank of East Asia Ltd. (The)	3,556	13
BOC Hong Kong Holdings Ltd.	4,500	13
Cheung Kong Property Holdings Ltd.	4,052	26
CK Hutchison Holdings Ltd.	4,052	53
CLP Holdings Ltd.	2,700	24
G-Resources Group Ltd.	30,000	1
Global Brands Group Holding Ltd. (f)	8,000	1
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	4,000	8
Hang Seng Bank Ltd.	1,700	30
Henderson Land Development Co., Ltd.	3,123	19
Hong Kong & China Gas Co., Ltd.	7,067	13
Hong Kong Exchanges and Clearing Ltd.	1,390	33
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,500	4
Link REIT	2,754	16
MTR Corp., Ltd.	3,274	16
New World Development Co., Ltd.	7,407	7
Power Assets Holdings Ltd.	2,000	20
Sands China Ltd.	3,200	13
Sino Land Co., Ltd.	6,036	10
Sun Hung Kai Properties Ltd.	2,530	31
Swire Pacific Ltd., Class A	1,000	11
Swire Properties Ltd.	950	3
Wharf Holdings Ltd. (The)	1,400	8
		377
Ireland (0.0%)
CRH PLC	1,212	34
CRH PLC	832	24
		58
Italy (0.3%)
Assicurazioni Generali SpA	1,819	27
Atlantia SpA	1,634	45
Banco Popolare SC (f)	367	3
Enel Green Power SpA	1,917	4
Enel SpA	9,971	44
Eni SpA	3,305	50

Exor SpA	94	3
Ferrari N.V. (f)	104	4
Finmeccanica SpA (f)	598	8
Intesa Sanpaolo SpA	16,835	47
Luxottica Group SpA	117	6
Mediobanca SpA	3,795	27
Prysmian SpA	198	5
Saipem SpA (f)	257	—	@
Snam SpA	2,629	17
Telecom Italia SpA (f)	14,223	15
Telecom Italia SpA	3,838	3
Terna Rete Elettrica Nazionale SpA	1,572	9
UniCredit SpA	5,406	20
Unione di Banche Italiane SpA	803	3
		340
Japan (2.5%)
Aeon Co., Ltd.	1,900	27
Aisin Seiki Co., Ltd.	400	15
Ajinomoto Co., Inc.	2,000	45
Asahi Glass Co., Ltd.	2,000	11
Asahi Group Holdings Ltd.	900	28
Asahi Kasei Corp.	3,000	20
Astellas Pharma, Inc.	2,500	33
Bank of Yokohama Ltd. (The)	5,000	23
Bridgestone Corp.	1,200	45
Canon, Inc.	1,300	39
Central Japan Railway Co.	234	41
Chubu Electric Power Co., Inc.	1,100	15
Chugoku Electric Power Co., Inc. (The)	700	9
Dai Nippon Printing Co., Ltd.	1,000	9
Dai-ichi Life Insurance Co., Ltd. (The)	1,700	21
Daiichi Sankyo Co., Ltd.	1,000	22
Daikin Industries Ltd.	400	30
Daiwa House Industry Co., Ltd.	2,000	56
Daiwa Securities Group, Inc.	5,000	31
Denso Corp.	700	28
East Japan Railway Co.	500	43
Eisai Co., Ltd.	600	36
FANUC Corp.	300	47
Fast Retailing Co., Ltd.	100	32
FUJIFILM Holdings Corp.	1,000	40
Fujitsu Ltd.	4,000	15
Hankyu Hanshin Holdings, Inc.	5,000	32
Hitachi Ltd.	5,000	23
Honda Motor Co., Ltd.	1,900	52
Hoya Corp.	900	34
Inpex Corp.	1,200	9
ITOCHU Corp.	2,200	27
Japan Tobacco, Inc.	1,246	52
JFE Holdings, Inc.	900	12
JX Holdings, Inc.	4,300	17
Kansai Electric Power Co., Inc. (The) (f)	1,200	11
Kao Corp.	700	37
KDDI Corp.	1,800	48
Keyence Corp.	200	109
Kintetsu Group Holdings Co., Ltd.	6,000	24
Kirin Holdings Co., Ltd.	2,000	28
Kobe Steel Ltd.	8,000	7
Komatsu Ltd.	1,600	27
Konica Minolta, Inc.	1,500	13

Kubota Corp.	3,000	41
Kuraray Co., Ltd.	1,000	12
Kyocera Corp.	600	26
Kyushu Electric Power Co., Inc. (f)	800	8
LIXIL Group Corp.	1,100	22
Marubeni Corp.	3,000	15
Mitsubishi Chemical Holdings Corp.	3,500	18
Mitsubishi Corp.	1,800	31
Mitsubishi Electric Corp.	3,000	31
Mitsubishi Estate Co., Ltd.	2,000	37
Mitsubishi Heavy Industries Ltd.	7,000	26
Mitsui & Co., Ltd.	2,200	25
Mitsui Fudosan Co., Ltd.	2,000	50
Mitsui OSK Lines Ltd.	3,000	6
Mizuho Financial Group, Inc.	28,900	43
MS&AD Insurance Group Holdings, Inc.	1,100	31
Murata Manufacturing Co., Ltd.	300	36
NEC Corp.	8,000	20
NGK Insulators Ltd.	1,000	18
Nidec Corp.	400	27
Nikon Corp.	800	12
Nintendo Co., Ltd.	100	14
Nippon Building Fund, Inc. REIT	4	24
Nippon Steel Sumitomo Metal Corp.	1,000	19
Nippon Telegraph & Telephone Corp.	1,400	60
Nippon Yusen KK	3,000	6
Nissan Motor Co., Ltd.	3,000	28
Nitto Denko Corp.	300	17
Nomura Holdings, Inc.	5,300	24
NTT DoCoMo, Inc.	2,100	48
Odakyu Electric Railway Co., Ltd.	3,000	33
Olympus Corp.	500	19
Omron Corp.	700	21
Oriental Land Co., Ltd.	800	57
ORIX Corp.	1,710	24
Osaka Gas Co., Ltd.	5,000	19
Panasonic Corp.	2,800	26
Rakuten, Inc.	2,000	19
Ricoh Co., Ltd.	2,000	20
Rohm Co., Ltd.	300	13
Secom Co., Ltd.	500	37
Sekisui House Ltd.	2,000	34
Seven & I Holdings Co., Ltd.	1,200	51
Sharp Corp. (f)	2,000	2
Shikoku Electric Power Co., Inc.	500	7
Shin-Etsu Chemical Co., Ltd.	500	26
Shionogi & Co., Ltd.	1,200	57
Shiseido Co., Ltd.	800	18
Shizuoka Bank Ltd. (The)	3,000	22
SMC Corp.	200	46
SoftBank Group Corp.	1,100	52
Sompo Japan Nipponkoa Holdings, Inc.	1,000	28
Sony Corp.	1,300	33
Sumitomo Chemical Co., Ltd.	3,000	14
Sumitomo Corp.	1,900	19
Sumitomo Electric Industries Ltd.	1,200	15
Sumitomo Metal Mining Co., Ltd.	1,000	10
Sumitomo Mitsui Financial Group, Inc.	1,900	58
Sumitomo Mitsui Trust Holdings, Inc.	5,000	15
Sumitomo Realty & Development Co., Ltd.	1,000	29
Suzuki Motor Corp.	700	19
T&D Holdings, Inc.	1,700	16

Takeda Pharmaceutical Co., Ltd.	900	41
TDK Corp.	400	22
Terumo Corp.	1,000	36
Tohoku Electric Power Co., Inc.	1,000	13
Tokio Marine Holdings, Inc.	1,100	37
Tokyo Electric Power Co., Inc. (f)	3,400	19
Tokyo Electron Ltd.	500	33
Tokyo Gas Co., Ltd.	4,000	19
Tokyu Corp.	3,000	25
Toray Industries, Inc.	3,000	26
Toshiba Corp. (f)	5,000	10
Toyota Industries Corp.	800	36
Toyota Motor Corp.	3,400	180
West Japan Railway Co.	400	25
Yahoo! Japan Corp.	4,700	20
Yamada Denki Co., Ltd.	2,500	12
Yamato Holdings Co., Ltd.	400	8
		3,519
Kazakhstan (0.0%)
KAZ Minerals PLC (f)	1,579	4

Mexico (0.0%)
Primero Mining Corp. (f)	400	1

Netherlands (0.4%)
Akzo Nobel N.V.	497	34
ArcelorMittal	1,340	6
ASML Holding N.V.	662	67
CNH Industrial N.V.	777	5
Fiat Chrysler Automobiles N.V.	1,034	8
Fugro N.V. CVA (f)	96	2
Heineken N.V.	613	56
ING Groep N.V. CVA	7,355	89
Koninklijke Ahold N.V.	1,599	36
Koninklijke KPN N.V.	3,232	14
Koninklijke Philips N.V.	2,292	65
Koninklijke Vopak N.V.	116	6
PostNL N.V. (f)	656	3
Randstad Holding N.V.	466	26
RELX N.V.	434	8
TNT Express N.V.	586	5
Unilever N.V. CVA	1,953	87
Wolters Kluwer N.V.	133	5
		522
Nicaragua (0.0%)
B2Gold Corp. (f)	2,000	3

Norway (0.1%)
Akastor ASA (f)	246	—	@
Aker Solutions ASA	246	1
DNB ASA	2,742	33
Kvaerner ASA	246	—	@
Norsk Hydro ASA	1,778	7
Orkla ASA	1,208	11
REC Silicon ASA (f)	1,171	—	@
Statoil ASA	2,772	44
Subsea 7 SA (f)	420	3
Telenor ASA	1,327	22

Yara International ASA	352	13
		134
Peru (0.0%)
Cia de Minas Buenaventura SA ADR (f)	650	5

Poland (0.0%)
Jeronimo Martins SGPS SA	411	7

Portugal (0.0%)
Banco Espirito Santo SA (Registered) (f)(h)	78,166	—	@
EDP - Energias de Portugal SA	4,041	15
Galp Energia SGPS SA	421	5
Pharol SGPS SA (Registered) (f)	1,039	—	@
		20
South Africa (0.2%)
AngloGold Ashanti Ltd. ADR (f)	900	12
Gold Fields Ltd. ADR	1,950	8
Harmony Gold Mining Co., Ltd. ADR (f)	950	4
SABMiller PLC	4,472	273
		297
Spain (0.4%)
Abertis Infraestructuras SA	497	8
ACS Actividades de Construccion y Servicios SA	323	10
Amadeus IT Holding SA, Class A	493	21
Banco Bilbao Vizcaya Argentaria SA	8,934	59
Banco de Sabadell SA	7,350	13
Banco Popular Espanol SA	1,018	3
Banco Santander SA	17,300	76
CaixaBank SA	1,402	4
Distribuidora Internacional de Alimentacion SA	947	5
Enagas SA	359	11
Ferrovial SA	526	11
Gas Natural SDG SA	327	7
Iberdrola SA	7,130	48
Industria de Diseno Textil SA	1,885	63
International Consolidated Airlines Group SA	5,497	44
Red Electrica Corp., SA	144	12
Repsol SA	1,918	22
Telefonica SA	6,246	70
		487
Sweden (0.9%)
Alfa Laval AB	1,433	23
Assa Abloy AB, Class B	3,842	76
Atlas Copco AB, Class A	3,051	77
Atlas Copco AB, Class B	1,447	34
Boliden AB	904	14
Electrolux AB, Class B	644	17
Hennes & Mauritz AB, Class B	3,472	116
Hexagon AB, Class B	800	31
Husqvarna AB, Class B	486	4
Investment AB Kinnevik	376	11
Investor AB, Class B	1,675	59
Millicom International Cellular SA SDR	268	15
Nordea Bank AB	11,746	113
Ratos AB, Class B	242	2
Sandvik AB	3,965	41

Skandinaviska Enskilda Banken AB, Class A	8,349	80
Skanska AB, Class B	815	19
SKF AB, Class B	1,216	22
Svenska Cellulosa AB SCA, Class B	1,952	61
Svenska Handelsbanken AB, Class A	8,234	105
Swedbank AB, Class A	2,153	46
Swedish Match AB	1,446	49
Tele2 AB, Class B	1,116	10
Telefonaktiebolaget LM Ericsson, Class B	11,394	114
TeliaSonera AB	16,000	83
Volvo AB, Class B	6,235	68
		1,290
Switzerland (3.0%)
ABB Ltd. (Registered) (f)	10,101	197
Actelion Ltd. (Registered) (f)	872	130
Adecco SA (Registered) (f)	1,410	92
Baloise Holding AG (Registered)	328	42
Cie Financiere Richemont SA (Registered)	1,970	130
Credit Suisse Group AG (Registered) (f)	5,286	75
GAM Holding AG (f)	1,136	16
Geberit AG (Registered)	288	108
Givaudan SA (Registered)	47	92
Julius Baer Group Ltd. (f)	872	37
Kuehne & Nagel International AG (Registered)	257	37
LafargeHolcim Ltd. (Registered) (f)	326	15
LafargeHolcim Ltd. (Registered) (f)	1,046	49
Lonza Group AG (Registered) (f)	409	69
Nestle SA (Registered)	10,453	781
Novartis AG (Registered)	5,022	364
Roche Holding AG (Genusschein)	4,050	997
Schindler Holding AG	292	54
SGS SA (Registered)	41	87
Sonova Holding AG (Registered)	429	55
Swatch Group AG (The)	117	41
Swiss Life Holding AG (Registered) (f)	132	35
Swiss Re AG	640	59
Swisscom AG (Registered)	12	7
Syngenta AG (Registered)	502	209
UBS Group AG (Registered)	15,235	245
Zurich Insurance Group AG (f)	745	173
		4,196
Turkey (0.0%)
Alacer Gold Corp. (f)	600	1

United Kingdom (6.4%)
3i Group PLC	4,963	33
Admiral Group PLC	1,371	39
Amec Foster Wheeler PLC	1,662	11
Anglo American PLC	4,826	38
ARM Holdings PLC	9,637	140
AstraZeneca PLC	3,628	203
Aviva PLC	22,005	144
BAE Systems PLC	19,864	145
Barclays PLC	89,711	193
BHP Billiton PLC	8,925	100
BP PLC	50,694	255
British American Tobacco PLC	6,651	391
British Land Co., PLC REIT	5,003	50
BT Group PLC	53,445	338

Burberry Group PLC	1,622	32
Cairn Energy PLC (f)	2,702	8
Capita PLC	4,187	63
Centrica PLC	25,398	83
Compass Group PLC	10,720	189
Diageo PLC	8,850	239
Experian PLC	6,331	113
G4S PLC	13,331	36
GlaxoSmithKline PLC	12,070	245
Glencore PLC (f)	34,793	79
Hammerson PLC REIT	3,958	33
HSBC Holdings PLC	37,570	234
ICAP PLC	2,393	16
Imperial Brands PLC	4,072	226
Indivior PLC	2,979	7
Inmarsat PLC	860	12
Intu Properties PLC REIT	3,113	14
Investec PLC	2,907	21
ITV PLC	1,704	6
Johnson Matthey PLC	906	36
Land Securities Group PLC REIT	4,269	67
Legal & General Group PLC	26,346	89
Liberty Global PLC LiLAC, Class A (f)	16	1
Liberty Global PLC LiLAC Series C (f)	49	2
Lloyds Banking Group PLC	123,141	120
London Stock Exchange Group PLC	137	6
Lonmin PLC (f)	3	—	@
Man Group PLC	8,436	18
Marks & Spencer Group PLC	5,352	31
National Grid PLC	15,621	221
Next PLC	1,292	100
Old Mutual PLC	21,625	60
Paddy Power Betfair PLC	36	5
Petrofac Ltd.	1,454	19
Prudential PLC	14,794	276
Randgold Resources Ltd.	323	30
Reckitt Benckiser Group PLC	2,979	288
RELX PLC	7,515	140
Rexam PLC	3,426	31
Rio Tinto PLC	5,609	158
Rolls-Royce Holdings PLC (f)	13,086	128
Royal Bank of Scotland Group PLC (f)	12,080	39
Royal Dutch Shell PLC, Class A	17,735	429
Royal Dutch Shell PLC, Class B	10,635	260
RSA Insurance Group PLC	3,934	27
Schroders PLC	497	19
Segro PLC REIT	4,169	25
Severn Trent PLC	1,079	34
Shire PLC	4,512	257
Sky PLC	7,917	116
Smith & Nephew PLC	6,162	102
Smiths Group PLC	2,245	35
SSE PLC	4,703	101
Standard Chartered PLC	6,917	47
Standard Life PLC	8,549	44
Tesco PLC (f)	26,487	73
Tullow Oil PLC (f)	4,038	11
Unilever PLC	4,638	210
United Utilities Group PLC	3,293	44
Verizon Communications, Inc.	10,950	592
Vodafone Group PLC	140,047	445
Weir Group PLC (The)	985	16

WM Morrison Supermarkets PLC	10,983	31
Wolseley PLC	1,310	74
WPP PLC	12,801	299
		8,892
United States (27.8%)
3M Co.	2,699	450
Abbott Laboratories	3,592	150
AbbVie, Inc.	3,112	178
Accenture PLC, Class A	1,986	229
Adobe Systems, Inc. (f)	734	69
ADT Corp. (The)	13	1
AES Corp.	264	3
Aetna, Inc.	275	31
Agilent Technologies, Inc.	203	8
Alamos Gold, Inc., Class A (f)	600	3
Alexion Pharmaceuticals, Inc. (f)	211	29
Allergan PLC (f)	199	53
Alpha Natural Resources, Inc. (f)	109	—	@
Alphabet, Inc., Class A (f)	638	487
Alphabet, Inc., Class C (f)	629	469
Altria Group, Inc.	5,610	352
Amazon.com, Inc. (f)	1,033	613
Ameren Corp.	189	9
American Electric Power Co., Inc.	632	42
American Express Co.	10,254	630
American International Group, Inc.	5,220	282
American Tower Corp. REIT	438	45
Ameriprise Financial, Inc.	201	19
AmerisourceBergen Corp.	344	30
Amgen, Inc.	1,868	280
Amphenol Corp., Class A	728	42
Anadarko Petroleum Corp.	2,592	121
Analog Devices, Inc.	152	9
Annaly Capital Management, Inc. REIT	777	8
Anthem, Inc.	312	43
Apache Corp.	219	11
Apple, Inc.	13,875	1,512
AT&T, Inc.	11,896	466
Automatic Data Processing, Inc.	301	27
Avery Dennison Corp.	361	26
Baker Hughes, Inc.	621	27
Bank of America Corp.	42,733	578
Bank of New York Mellon Corp. (The)	809	30
Baxalta, Inc.	2,538	103
Baxter International, Inc.	2,538	104
BB&T Corp.	1,676	56
Becton Dickinson and Co.	283	43
Bed Bath & Beyond, Inc. (f)	281	14
Berkshire Hathaway, Inc., Class B (f)	2,670	379
Biogen, Inc. (f)	810	211
BlackRock, Inc.	809	276
Boeing Co. (The)	1,931	245
Boston Properties, Inc. REIT	158	20
Boston Scientific Corp. (f)	646	12
Bristol-Myers Squibb Co.	6,148	393
Broadcom Ltd.	7	1
Brookfield Property Partners LP	40	1
C.H. Robinson Worldwide, Inc.	209	16
Cablevision Systems Corp.	568	19
California Resources Corp.	1,274	1

Cameron International Corp. (f)	80	5
Capital One Financial Corp.	201	14
Cardinal Health, Inc.	164	13
Care Capital Properties, Inc. REIT	84	2
Carnival Corp.	2	—	@
Caterpillar, Inc.	2,612	200
CBS Corp., Class B	671	37
CDK Global, Inc.	137	6
Celgene Corp. (f)	2,224	223
CenterPoint Energy, Inc.	158	3
CenturyLink, Inc.	668	21
Cerner Corp. (f)	630	33
CF Industries Holdings, Inc.	35	1
Charles Schwab Corp. (The)	1,287	36
Chemours Co. (The)	640	4
Chesapeake Energy Corp.	213	1
Chevron Corp.	4,502	429
Chipotle Mexican Grill, Inc. (f)	40	19
Cigna Corp.	283	39
Cintas Corp.	169	15
Cisco Systems, Inc.	13,097	373
CIT Group, Inc.	624	19
Citigroup, Inc.	11,936	498
Citizens Financial Group, Inc.	600	13
Citrix Systems, Inc. (f)	323	25
Cliffs Natural Resources, Inc. (f)	15	—	@
CME Group, Inc.	191	18
Coach, Inc.	312	12
Coca-Cola Co.	2,557	119
Coca-Cola Enterprises, Inc.	102	5
Coeur Mining, Inc. (f)	350	2
Cognizant Technology Solutions Corp., Class A (f)	606	38
Colgate-Palmolive Co.	7,144	505
Comcast Corp., Class A	7,034	430
Comerica, Inc.	401	15
Concho Resources, Inc. (f)	109	11
ConocoPhillips	4,527	182
CONSOL Energy, Inc.	404	5
Consolidated Edison, Inc.	306	23
Costco Wholesale Corp.	1,819	287
CR Bard, Inc.	111	22
Crown Castle International Corp. REIT	515	45
CST Brands, Inc.	71	3
CSX Corp.	710	18
Cummins, Inc.	9	1
CVS Health Corp.	7,748	804
Danaher Corp.	629	60
DaVita HealthCare Partners, Inc. (f)	272	20
Deere & Co.	22	2
Devon Energy Corp.	346	9
Discover Financial Services	585	30
Discovery Communications, Inc., Class A (f)	485	14
Discovery Communications, Inc., Class C (f)	1,155	31
Dominion Resources, Inc.	344	26
Dow Chemical Co. (The)	4,370	222
DTE Energy Co.	253	23
Duke Energy Corp.	2,045	165
Dun & Bradstreet Corp. (The)	144	15
Eaton Corp., PLC	27	2
eBay, Inc. (f)	4,339	104
Ecolab, Inc.	29	3
Edison International	428	31

Edwards Lifesciences Corp. (f)	284	25
EI du Pont de Nemours & Co.	3,230	205
Eli Lilly & Co.	2,792	201
EMC Corp.	9,625	256
Emerson Electric Co.	2,614	142
Entergy Corp.	255	20
EOG Resources, Inc.	770	56
Equity Residential REIT	327	25
Estee Lauder Cos., Inc. (The), Class A	358	34
Exelon Corp.	659	24
Express Scripts Holding Co. (f)	1,770	122
Exxon Mobil Corp.	9,394	785
Facebook, Inc., Class A (f)	3,430	391
Fastenal Co.	14	1
FedEx Corp.	309	50
Fifth Third Bancorp	2,005	33
First Republic Bank	200	13
FirstEnergy Corp.	381	14
Fluor Corp.	41	2
FMC Technologies, Inc. (f)	89	2
Ford Motor Co.	12,924	174
Franklin Resources, Inc.	291	11
Freeport-McMoRan, Inc.	22,540	233
Frontier Communications Corp.	603	3
General Dynamics Corp.	66	9
General Electric Co.	14,178	451
General Growth Properties, Inc. REIT	765	23
General Mills, Inc.	706	45
Gilead Sciences, Inc.	3,013	277
Goldman Sachs Group, Inc. (The)	1,955	307
Grifols SA	278	6
Grifols SA, (Preference) Class B	38	1
Halliburton Co.	21,150	755
Halyard Health, Inc. (f)	265	8
HCP, Inc. REIT	288	9
Hecla Mining Co.	900	2
Henry Schein, Inc. (f)	149	26
Hershey Co. (The)	149	14
Hess Corp.	209	11
Hewlett Packard Enterprise Co.	3,136	56
Home Depot, Inc.	4,370	583
Honeywell International, Inc.	4,131	463
HP, Inc.	3,046	38
Humana, Inc.	118	22
Huntington Bancshares, Inc.	900	9
IAMGOLD Corp. (f)	850	2
Illinois Tool Works, Inc.	26	3
Intel Corp.	7,763	251
Intercontinental Exchange, Inc.	115	27
International Business Machines Corp.	2,326	352
Interpublic Group of Cos., Inc. (The)	1,010	23
Intuit, Inc.	295	31
Intuitive Surgical, Inc. (f)	43	26
Invesco Ltd.	632	19
Iron Mountain, Inc. REIT	481	16
Johnson & Johnson	6,680	723
Johnson Controls, Inc.	568	22
Joy Global, Inc.	41	1
JPMorgan Chase & Co.	16,328	967
Juniper Networks, Inc.	758	19
Kellogg Co.	483	37
KeyCorp	1,839	20

Keysight Technologies, Inc. (f)	101	3
Kimberly-Clark Corp.	1,990	268
Kimco Realty Corp. REIT	686	20
Kohl’s Corp.	272	13
Kraft Heinz Co. (The)	86	7
Kroger Co. (The)	1,450	55
L Brands, Inc.	340	30
Laboratory Corp. of America Holdings (f)	155	18
Las Vegas Sands Corp.	147	8
Li & Fung Ltd. (g)	8,000	5
Liberty Global PLC, Class A (f)	329	13
Liberty Global PLC Series C (f)	859	32
Liberty Property Trust REIT	422	14
Lockheed Martin Corp.	14	3
Lowe’s Cos., Inc.	4,512	342
M&T Bank Corp.	381	42
Macerich Co. (The) REIT	327	26
Mallinckrodt PLC (f)	26	2
Manpowergroup, Inc.	99	8
Marathon Oil Corp.	466	5
Marathon Petroleum Corp.	618	23
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	5,150	487
McDonald’s Corp.	2,744	345
McGraw Hill Financial, Inc.	386	38
McKesson Corp.	272	43
Mead Johnson Nutrition Co.	225	19
Medtronic PLC	4,709	353
Merck & Co., Inc.	5,162	273
Microsoft Corp.	15,614	862
Mondelez International, Inc., Class A	1,824	73
Monsanto Co.	708	62
Mosaic Co. (The)	26	1
Murphy Oil Corp.	306	8
Murphy USA, Inc. (f)	129	8
NASDAQ, Inc.	170	11
National Oilwell Varco, Inc.	477	15
NetApp, Inc.	774	21
NetScout Systems, Inc. (f)	7,285	167
New York Community Bancorp, Inc.	670	11
Newfield Exploration Co. (f)	414	14
Newmont Mining Corp.	17,234	458
News Corp., Class A	954	12
News Corp., Class B	246	3
NextEra Energy, Inc.	289	34
NIKE, Inc., Class B	8,574	527
Noble Corp., PLC	201	2
Noble Energy, Inc.	246	8
Nordstrom, Inc.	124	7
Norfolk Southern Corp.	647	54
Northrop Grumman Corp.	17	3
NOW, Inc. (f)	149	3
O’Reilly Automotive, Inc. (f)	219	60
Occidental Petroleum Corp.	2,283	156
Omnicom Group, Inc.	249	21
ONE Gas, Inc.	102	6
ONEOK, Inc.	298	9
Oracle Corp.	9,417	385
PACCAR, Inc.	20	1
Paragon Offshore PLC (f)	67	—	@
PayPal Holdings, Inc. (f)	4,339	167
Peabody Energy Corp.	40	—	@

Pentair PLC	6	—	@
People’s United Financial, Inc.	570	9
PepsiCo, Inc.	3,614	370
Pfizer, Inc.	11,242	333
PG&E Corp.	424	25
Philip Morris International, Inc.	3,384	332
Phillips 66	1,757	152
Pioneer Natural Resources Co.	272	38
Pitney Bowes, Inc.	184	4
PNC Financial Services Group, Inc. (The)	1,940	164
PPL Corp.	451	17
Praxair, Inc.	26	3
Priceline Group, Inc. (The) (f)	48	62
Procter & Gamble Co. (The)	6,913	569
ProLogis, Inc. REIT	287	13
Public Service Enterprise Group, Inc.	551	26
Public Storage REIT	151	42
QUALCOMM, Inc.	6,346	325
Quest Diagnostics, Inc.	222	16
Range Resources Corp.	131	4
Rayonier Advanced Materials, Inc.	153	1
Rayonier, Inc. REIT	350	9
Raytheon Co.	20	2
Regions Financial Corp.	2,627	21
Republic Services, Inc.	476	23
Robert Half International, Inc.	201	9
Rockwell Automation, Inc.	9	1
Ross Stores, Inc.	612	35
Rouse Properties, Inc. REIT	44	1
Royal Caribbean Cruises Ltd.	2	—	@
Royal Gold, Inc.	150	8
Salesforce.com, Inc. (f)	429	32
SanDisk Corp.	272	21
Schlumberger Ltd.	3,249	240
Scripps Networks Interactive, Inc., Class A	143	9
Sempra Energy	321	33
Seventy Seven Energy, Inc. (f)	15	—	@
Sibanye Gold Ltd. ADR	550	8
Signature Bank (f)	100	14
Simon Property Group, Inc. REIT	948	197
Southern Co. (The)	546	28
Southwestern Energy Co. (f)	552	4
Spectra Energy Corp.	665	20
Sprint Corp. (f)	2,686	9
St. Jude Medical, Inc.	334	18
Staples, Inc.	315	3
Starbucks Corp.	5,214	311
State Street Corp.	322	19
Stericycle, Inc. (f)	225	28
Stryker Corp.	295	32
SunTrust Banks, Inc.	1,111	40
Symantec Corp.	678	12
Sysco Corp.	658	31
T. Rowe Price Group, Inc.	252	18
Tahoe Resources, Inc.	500	5
Talen Energy Corp. (f)	58	1
Target Corp.	2,527	208
TE Connectivity Ltd.	167	10
Tenaris SA	473	6
Texas Instruments, Inc.	7,254	417
Thermo Fisher Scientific, Inc.	376	53
Time Warner Cable, Inc.	338	69

Time Warner, Inc.	1,676	122
Time, Inc.	284	4
TJX Cos., Inc. (The)	1,299	102
Twenty-First Century Fox, Inc., Class A	3,307	92
Twenty-First Century Fox, Inc., Class B	604	17
Tyco International PLC	27	1
Ultra Petroleum Corp. (f)	130	—	@
Union Pacific Corp.	4,202	334
United Parcel Service, Inc., Class B	4,820	508
United Technologies Corp.	7,554	756
UnitedHealth Group, Inc.	4,281	552
Urban Edge Properties REIT	59	2
US Bancorp	5,489	223
Valero Energy Corp.	626	40
Varian Medical Systems, Inc. (f)	247	20
Ventas, Inc. REIT	327	21
Verisk Analytics, Inc. (f)	152	12
VF Corp.	314	20
Viacom, Inc., Class B	263	11
Visa, Inc., Class A	6,632	507
Vornado Realty Trust REIT	118	11
Wal-Mart Stores, Inc.	7,602	521
Walgreens Boots Alliance, Inc.	765	64
Walt Disney Co. (The)	4,552	452
Waste Management, Inc.	490	29
Weatherford International PLC (f)	1,174	9
WEC Energy Group, Inc.	199	12
Wells Fargo & Co.	14,641	708
Welltower, Inc. REIT	327	23
Western Union Co. (The)	80	2
Weyerhaeuser Co. REIT	1,291	40
Whole Foods Market, Inc.	628	20
Williams Cos., Inc. (The)	723	12
WP GLIMCHER, Inc. REIT	624	6
WPX Energy, Inc. (f)	264	2
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	103	10
Xcel Energy, Inc.	366	15
Xerox Corp.	1,570	18
Xylem, Inc.	121	5
Yahoo!, Inc. (f)	766	28
Yum! Brands, Inc.	382	31
Zimmer Biomet Holdings, Inc.	225	24
Zoetis, Inc.	2,848	126
		38,750
Total Common Stocks (Cost $59,416)		65,538

	No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (f)	104	—	@
Safeway PDC, LLC CVR (f)	104	—	@
Total Rights (Cost $—@)		—	@

	No. of Warrants
Warrant (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (f) (Cost $1)	386	1

	Shares	Value (000)
Investment Companies (5.3%)
United States (5.3%)
iShares MSCI Emerging Markets Index Fund	7,100	243
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (j)	118,934	2,448
SPDR S&P 500 ETF Trust	23,069	4,742
Total Investment Companies (Cost $6,779)		7,433

	Notional Amount (000)
Call Options Purchased (0.1%)
China (0.1%)
USD/CNH October 2016 @ CNH 6.75,
Citibank NA	1,710	22
USD/CNH October 2016 @ CNH 6.75,
Goldman Sachs International	1,320	17
USD/CNH October 2016 @ CNH 6.75,
JPMorgan Chase Bank NA	2,780	36
Total Call Options Purchased (Cost $112)		75

	Shares
Short-Term Investments (3.1%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (k) (Cost $3,405)	3,405,406	3,405

	Face Amount (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
0.51%, 6/9/16 (l)(m) (Cost $968)	$969	969
Total Short-Term Investments (Cost $4,373)		4,374
Total Investments (98.8%) (Cost $129,368) (n)(o)		137,747
Other Assets in Excess of Liabilities (1.2%)		1,635
Total Written Options Outstanding (-0.0%) (Premiums received $60)		(31)
Net Assets (100.0%)		$139,351

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2016.

(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.
(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)	Security has been deemed illiquid at March 31, 2016.
(i)

At March 31, 2016, the Portfolio held a fair valued security valued at approximately $1,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(j)

For the three months ended March 31, 2016, there were no transactions in Morgan Stanley Institutional Fund, Inc. -Emerging Markets Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio.

(k)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at March 31, 2016.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)

Securities are available for collateral in connection with securities purchased on a forward commitment basis, open call options written, foreign currency forward exchange contracts, futures contracts and swap agreements.

(o)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,429,000 and the aggregate gross unrealized depreciation is approximately $7,050,000 resulting in net unrealized appreciation of approximately $8,379,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
ETF	Exchange Traded Fund.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Call Options Written:

The Portfolio had the following call options written open at March 31, 2016:

Counterparty	Notional Amount (000)	Description	Strike Price		Expiration Date	Value (000)
Citibank NA	1,710	USD/CNH (Premiums received $18)	CNH	7.25	Oct-16	$(9)
Goldman Sachs International	1,320	USD/CNH (Premiums received $13)	7.25		Oct-16	(7)
JPMorgan Chase Bank NA	2,780	USD/CNH (Premiums received $29)	7.25		Oct-16	(15)
						$(31)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	1,833	$1,861		4/21/16	$(47)
Bank of America NA	EUR	195	$222		4/21/16	— @
Bank of America NA	GBP	90	$128		4/21/16	(2)
Bank of America NA	PLN	170	$44		4/21/16	(2)
Bank of America NA		$231	CHF	221	4/21/16	(1)
Bank of America NA		$349	DKK	2,345	4/21/16	9
Bank of America NA		$223	EUR	201	4/21/16	6
Bank of America NA		$860	SEK	7,149	4/21/16	21
Bank of America NA		$279	SGD	386	4/21/16	7
Bank of Montreal		$920	CAD	1,230	4/21/16	27
Bank of Montreal		$149	EUR	134	4/21/16	4
Bank of Montreal		$163	JPY	18,408	4/21/16	— @
Bank of Montreal		$303	TRY	887	4/21/16	10
Bank of New York Mellon	CHF	251	$255		4/21/16	(6)
Bank of New York Mellon		$60	SEK	497	4/21/16	1
Barclays Bank PLC	EUR	1,068	$1,200		4/21/16	(16)
Barclays Bank PLC		$793	EUR	714	4/21/16	20
BNP Paribas SA		$258	CLP	176,554	4/21/16	6
Citibank NA	CNH	13,427	$2,037		3/16/17	— @
Citibank NA	CNH	15,943	$2,397		9/22/16	(49)
Citibank NA	CNY	3,353	$537		5/19/16	20
Citibank NA	CNY	9,823	$1,574		5/19/16	58
Citibank NA	GBP	906	$1,283		4/21/16	(18)
Citibank NA	JPY	34,753	$309		4/21/16	— @
Citibank NA	NOK	4,160	$504		4/21/16	1
Citibank NA		$449	BRL	1,607	4/20/16	(4)
Citibank NA		$166	BRL	616	4/20/16	4
Citibank NA		$136	BRL	504	4/20/16	4
Citibank NA		$334	CNY	2,171	5/19/16	1
Citibank NA		$556	CNY	3,774	5/19/16	26
Citibank NA		$742	EUR	667	4/21/16	17
Citibank NA		$313	EUR	279	4/8/16	4
Citibank NA		$15	HKD	114	4/21/16	— @
Citibank NA		$309	KRW	369,825	4/21/16	14
Citibank NA		$2,303	MYR	9,512	4/21/16	132
Citibank NA		$111	THB	3,885	4/21/16	(— @)
Commonwealth Bank of Australia	AUD	408	$313		4/21/16	— @
Commonwealth Bank of Australia		$1,091	AUD	1,464	4/21/16	31
Credit Suisse International	CHF	65	$66		4/21/16	(2)
Credit Suisse International		$549	ILS	2,138	4/21/16	21
Credit Suisse International		$37	NZD	56	4/21/16	2
Credit Suisse International		$129	THB	4,519	4/21/16	(— @)
Deutsche Bank AG	CNY	6,549	$1,049		5/19/16	39
Deutsche Bank AG		$2,039	CNY	13,781	5/19/16	88
Goldman Sachs International	GBP	211	$299		4/21/16	(4)
Goldman Sachs International		$147	HKD	1,141	4/21/16	(— @)
Goldman Sachs International		$249	HUF	69,530	4/21/16	3
HSBC Bank PLC	AUD	1,120	$799		4/5/16	(60)
HSBC Bank PLC	BRL	496	$136		4/5/16	(2)
HSBC Bank PLC	BRL	361	$99		4/5/16	(2)
HSBC Bank PLC	CAD	329	MXN	4,400	4/5/16	1
HSBC Bank PLC	EUR	63	SEK	590	4/5/16	1
HSBC Bank PLC	GBP	160	EUR	205	4/5/16	3
HSBC Bank PLC	GBP	103	$145		4/5/16	(4)

HSBC Bank PLC	JPY	38,573	$343		4/5/16	(— @)
HSBC Bank PLC	MXN	5,000	JPY	31,535	4/5/16	(9)
HSBC Bank PLC	MXN	11,837	$658		4/5/16	(27)
HSBC Bank PLC		$225	AUD	306	4/5/16	10
HSBC Bank PLC		$526	AUD	689	4/5/16	2
HSBC Bank PLC		$150	DKK	990	4/5/16	1
HSBC Bank PLC		$1,956	EUR	1,802	4/5/16	94
HSBC Bank PLC		$5	EUR	4	4/8/16	— @
HSBC Bank PLC		$11	EUR	10	4/8/16	— @
HSBC Bank PLC		$94	GBP	68	4/5/16	3
HSBC Bank PLC		$99	JPY	11,000	4/5/16	(1)
HSBC Bank PLC		$150	SEK	1,291	4/5/16	9
HSBC Bank PLC		$30	SEK	245	4/5/16	— @
HSBC Bank PLC		$96	SGD	135	4/5/16	4
HSBC Bank PLC		$256	ZAR	3,800	4/5/16	1
JPMorgan Chase Bank NA	CAD	614	$456		4/5/16	(17)
JPMorgan Chase Bank NA	CHF	1,409	$1,432		4/21/16	(34)
JPMorgan Chase Bank NA	CNH	1,134	$174		9/22/16	(— @)
JPMorgan Chase Bank NA	CNH	15,983	$2,404		9/22/16	(48)
JPMorgan Chase Bank NA	EUR	223	NOK	2,100	4/8/16	(— @)
JPMorgan Chase Bank NA	EUR	173	PLN	750	4/5/16	4
JPMorgan Chase Bank NA	GBP	30	EUR	38	4/5/16	1
JPMorgan Chase Bank NA	JPY	1,765	$16		4/5/16	(— @)
JPMorgan Chase Bank NA	JPY	16,920	$149		4/5/16	(2)
JPMorgan Chase Bank NA	KRW	2,256,548	$1,869		4/21/16	(104)
JPMorgan Chase Bank NA	MYR	1,280	$307		4/21/16	(20)
JPMorgan Chase Bank NA	MYR	7,251	$1,746		4/21/16	(110)
JPMorgan Chase Bank NA	RUB	15,747	$233		4/21/16	(— @)
JPMorgan Chase Bank NA	TWD	934	$28		4/21/16	(1)
JPMorgan Chase Bank NA		$638	EUR	574	4/21/16	15
JPMorgan Chase Bank NA		$31	GBP	22	4/5/16	— @
JPMorgan Chase Bank NA		$347	HKD	2,690	4/21/16	— @
JPMorgan Chase Bank NA		$161	IDR	2,137,577	4/21/16	(1)
JPMorgan Chase Bank NA		$19	INR	1,279	4/21/16	— @
JPMorgan Chase Bank NA		$127	INR	8,582	4/21/16	2
JPMorgan Chase Bank NA		$16	JPY	1,797	4/5/16	(— @)
JPMorgan Chase Bank NA		$528	KRW	654,466	4/5/16	45
JPMorgan Chase Bank NA		$1,765	KRW	2,095,676	4/21/16	67
JPMorgan Chase Bank NA		$150	MYR	630	4/5/16	11
JPMorgan Chase Bank NA		$126	NOK	1,050	4/5/16	1
JPMorgan Chase Bank NA		$280	NZD	418	4/5/16	9
JPMorgan Chase Bank NA		$82	PLN	328	4/5/16	6
JPMorgan Chase Bank NA		$1,545	RUB	112,265	4/21/16	117
JPMorgan Chase Bank NA		$263	RUB	19,077	4/21/16	20
JPMorgan Chase Bank NA		$1,138	SEK	9,435	4/21/16	25
JPMorgan Chase Bank NA		$144	THB	5,150	4/5/16	2
JPMorgan Chase Bank NA		$257	TWD	8,436	4/21/16	6
JPMorgan Chase Bank NA		$24	ZAR	378	4/5/16	2
Northern Trust Company		$186	SGD	258	4/21/16	5
UBS AG	BRL	1,752	$489		5/4/16	5
UBS AG	BRL	895	$243		4/5/16	(6)
UBS AG	CAD	3	$2		4/5/16	(— @)
UBS AG	CHF	1,378	$1,401		4/21/16	(34)
UBS AG	DKK	1,248	$191		4/21/16	— @
UBS AG	EUR	194	CHF	210	4/5/16	(2)
UBS AG	EUR	93	$101		4/8/16	(4)
UBS AG	GBP	641	$908		4/21/16	(13)
UBS AG	JPY	130,872	$1,164		4/5/16	1
UBS AG	KRW	654,466	$574		4/5/16	1
UBS AG	MYR	630	$163		4/5/16	1
UBS AG	NZD	1,956	$1,290		4/5/16	(62)
UBS AG	PLN	2,151	$547		4/5/16	(29)

UBS AG		$492	BRL	1,752	4/5/16	(5)
UBS AG		$712	CAD	951	4/21/16	20
UBS AG		$158	CHF	158	4/5/16	6
UBS AG		$561	EUR	508	4/8/16	17
UBS AG		$204	EUR	183	4/21/16	5
UBS AG		$3,524	JPY	400,220	4/5/16	32
UBS AG		$212	JPY	23,933	4/21/16	— @
UBS AG		$573	KRW	654,466	5/4/16	(1)
UBS AG		$437	MXN	7,865	4/21/16	17
UBS AG		$163	MYR	630	5/4/16	(2)
UBS AG		$82	NOK	708	4/5/16	4
UBS AG		$120	NOK	1,028	4/21/16	4
UBS AG		$101	SGD	140	4/21/16	3
UBS AG		$175	ZAR	2,804	4/21/16	15
UBS AG	ZAR	2,944	$199		4/21/16	1
UBS AG	ZAR	295	$19		4/5/16	(1)
UBS AG	ZAR	941	$61		4/5/16	(3)
						$420

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	$50	Apr-16	$(1)
Dax Index (Germany)	1	285	Jun-16	(1)
Euro Stoxx 50 Index (Germany)	148	4,936	Jun-16	(75)
FTSE MIB Index (Italy)	5	503	Jun-16	(17)
Hang Seng Index (Hong Kong)	4	536	Apr-16	11
IBEX 35 Index (Spain)	7	692	Apr-16	(21)
MSCI Emerging Market E Mini (United States)	152	6,338	Jun-16	272
MSCI Singapore Free Index (Singapore)	24	568	Apr-16	3
NIKKEI 225 Index (Japan)	46	3,426	Jun-16	(24)
S&P 500 E Mini Index (United States)	110	11,283	Jun-16	156
S+P TSE 60 Index (Canada)	11	1,333	Jun-16	14
SPI 200 Index (Australia)	11	1,068	Jun-16	(12)
Sugar No. 11 (United States)	6	103	Apr-16	(1)
Sugar No. 11 (United States)	6	104	Jun-16	— @
Sugar No. 11 (United States)	6	105	Sep-16	1
Sugar No. 11 (United States)	6	108	Feb-17	1
U.S. Treasury 10 yr. Note (United States)	2	261	Jun-16	3
U.S. Treasury 2 yr. Note (United States)	21	4,594	Jun-16	— @
U.S. Treasury 5 yr. Note (United States)	36	4,362	Jun-16	14

Short:
Brent Crude Futures (United Kingdom)	10	(403)	Apr-16	4
FTSE 100 Index (United Kingdom)	30	(2,634)	Jun-16	(2)
German Euro Bund (Germany)	56	(10,407)	Jun-16	(62)
TOPIX Index (Japan)	11	(1,317)	Jun-16	(1)
U.S. Treasury 10 yr. Note (United States)	38	(4,955)	Jun-16	7
U.S. Treasury Long Bond (United States)	11	(1,809)	Jun-16	(3)
U.S. Treasury Ultra Bond (United States)	2	(345)	Jun-16	3
UK Long Gilt Bond (United Kingdom)	5	(871)	Jun-16	(1)
				$268

Credit Default Swap Agreement:

The Portfolio had the following credit default swap agreement open at March 31, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Russian Federation	Sell	$1,091	1.00%	6/20/21	$(92)	$(2)	$(94)	BB+

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date		Notional Amount (000)	Unrealized Depreciation (000)
Barclays Bank PLC	3 Month STIBOR	Receive	1.34%	10/12/25	SEK	1,630	$(6)
Barclays Bank PLC	3 Month STIBOR	Receive	1.37	10/14/25		1,540	(7)
BNP Paribas SA	3 Month STIBOR	Receive	1.34	10/12/25		1,741	(7)
Citibank NA	3 Month STIBOR	Receive	1.28	10/6/25		4,258	(14)
Citibank NA	3 Month STIBOR	Receive	1.34	10/12/25		2,171	(8)
Citibank NA	3 Month STIBOR	Receive	1.39	10/13/25		3,905	(17)
Citibank NA	3 Month STIBOR	Receive	1.37	10/14/25		1,267	(5)
Goldman Sachs International	3 Month STIBOR	Receive	1.39	10/13/25		1,224	(6)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.25	10/6/25		4,658	(14)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.29	10/7/25		4,000	(13)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.33	10/8/25		2,496	(9)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.38	10/13/25		4,328	(19)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20	$2,900		(74)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.29	3/7/21		2,440	(13)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	7/17/25		1,400	(109)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	3/11/26		5,120	(36)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.80	3/14/26		3,090	(42)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.68	4/4/26		120	—
							$(399)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at March 31, 2016:

Swap Counterparty	Index		Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	VIX Short-Term Futures Index	$160		3 Month USD LIBOR plus 1.30%	Pay	3/22/17	$15
Citibank NA	U.S. Media Index††		1,445	3 Month USD LIBOR minus 0.10%	Pay	2/8/17	(104)
Goldman Sachs International	U.S. Consumer Staples Index††		1,208	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	(47)
Goldman Sachs International	U.S. Consumer Staples Index††		1,210	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	(42)
Goldman Sachs International	USD Liquid High Yield Index		2,040	3 Month USD LIBOR plus 0.62%	Receive	6/23/16	40
JPMorgan Chase Bank NA	EU Consumer Staples Index††	EUR	1,113	3 Month EUR EURIBOR minus 0.11%	Pay	3/2/17	(33)
JPMorgan Chase Bank NA	EU Consumer Staples Index††		1,115	3 Month EUR EURIBOR minus 0.11%	Pay	3/2/17	(9)
							$(180)

††	See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with U.S. Media Index as of March 31, 2016.

Security Description	Index Weight
U.S. Media Index
Cablevision Systems Corp.	1.00%
CBS Corp.	3.71
Charter Communications, Inc.	2.63
Comcast Corp.	22.93
Discovery Communications, Inc.	1.14
Discovery Communications, Inc.	0.66
DISH Network Corp.	1.58
Interpublic Group of Cos, Inc. (The)	1.43
Liberty Global PLC	3.55
Liberty Global PLC	1.49
Liberty Media Corp.	1.18
Liberty Media Corp.	0.54
News Corp.	0.74
Omnicom Group, Inc.	3.08
Scripps Networks Interactive, Inc.	0.75
Sirius XM Holdings, Inc.	1.46
TEGNA, Inc.	0.77
Time Warner Cable, Inc.	8.88
Time Warner, Inc.	9.03
Twenty-First Century Fox, Inc.	5.19
Twenty-First Century Fox, Inc.	1.89
Viacom, Inc.	2.18
Walt Disney Co. (The)	24.19
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Consumer Staples Index as of March 31, 2016.

Security Description	Index Weight
U.S. Consumer Staples Index
Altria Group, Inc.	11.92%
Archer-Daniels-Midland Co.	9.67
Brown-Forman Corp.	8.09
Campbell Soup Co.	7.95
Church & Dwight Co., Inc.	6.54
Clorox Co. (The)	3.39
Coca-Cola Co. (The)	3.37
Coca-Cola Enterprises, Inc.	2.60
Colgate-Palmolive Co.	2.49
ConAgra Foods, Inc.	2.22
Constellation Brands, Inc.	2.01
Costco Wholesale Corp.	1.39
CVS Health Corp.	1.15
Dr. Pepper Snapple Group, Inc.	1.12
Estee Lauder Cos, Inc. (The)	1.06
General Mills, Inc.	1.05
Hershey Co. (The)	1.04
Hormel Foods Corp.	1.03
JM Smucker Co. (The)	0.93
Kellogg Co.	0.90
Kimberly-Clark Corp.	0.87
Kraft Heinz Co. (The)	0.84
Kroger Co. (The)	0.83
McCormick & Co., Inc.	0.70
Mead Johnson Nutrition Co.	0.64
Molson Coors Brewing Co.	0.62
Mondelez International, Inc.	0.61
Monster Beverage Corp.	0.61
PepsiCo, Inc.	0.56
Philip Morris International, Inc.	0.53
Procter & Gamble Co. (The)	6.11
Reynolds American, Inc.	5.72
Sysco Corp.	3.91
Tyson Foods, Inc.	3.67
Walgreens Boots Alliance, Inc.	1.98
Wal-Mart Stores, Inc.	0.57
Whole Foods Market, Inc.	1.31
100.00%

The following table represents the equity basket holdings underlying the total return swap with EU Consumer Staples Index as of March 31, 2016.

Security Description	Index Weight
EU Consumer Staples Index
Anheuser-Busch InBev SA	8.79%
Aryzta AG	0.32
Associated British Foods PLC	1.51
Barry Callebaut AG	0.21
Beiersdorf AG	0.80
British American Tobacco PLC	9.65
Carlsberg A/S	0.90
Carrefour SA	1.34
Casino Guichard Perrachon SA	0.29
Chocoladefabriken Lindt & Spruengli AG	0.53
Chocoladefabriken Lindt & Spruengli AG	0.67
Coca-Cola HBC AG	0.38
Colruyt SA	0.36
Danone SA	3.69
Diageo PLC	5.99
Distribuidora Internacional de Alimentac	0.28
Heineken Holding N.V.	0.69
Heineken N.V.	1.84
Henkel AG & Co., KGaA	0.90
Henkel AG & Co., KGaA	1.73
ICA Gruppen AB	0.23
Imperial Brands PLC	4.68
J Sainsbury PLC	0.47
Jeronimo Martins SGPS SA	0.36
Kerry Group PLC	1.30
Koninklijke Ahold N.V.	1.65
L’Oreal SA	3.97
METRO AG	0.49
Nestle SA	21.01
Orkla ASA	0.65
Pernod Ricard SA	2.08
Reckitt Benckiser Group PLC	5.45
Remy Cointreau SA	0.16
Svenska Cellulosa AB SCA	1.62
Swedish Match AB	0.59
Tate & Lyle PLC	0.34
Tesco PLC	1.98
Unilever N.V.	6.42
Unilever PLC	5.12
Wm Morrison Supermarkets PLC	0.56
100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
STIBOR		Stockholm Interbank Offered Rate.
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNH	–	Chinese Yuan Renminbi
CNY	–	Chinese Yuan Renminbi
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RON	–	Romanian New Leu
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	Turkish Lira

TWD	–	Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	47.6%
Fixed Income Securities	43.8
Investment Companies	5.4
Other**	3.2
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open call options written with a value of approximately $31,000. Does not include open long/short futures contracts with an underlying face amount of approximately $63,396,000 with net unrealized appreciation of approximately $268,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $420,000 and does not include open swap agreements with net unrealized depreciation of approximately $581,000.

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (90.4%)
Aerospace & Defense (1.2%)
TransDigm Group, Inc. (a)	6,341	$1,397

Air Freight & Logistics (0.6%)
XPO Logistics, Inc. (a)(b)	23,438	720

Automobiles (4.9%)
Tesla Motors, Inc. (a)(b)	25,866	5,943

Beverages (3.2%)
Monster Beverage Corp. (a)	29,216	3,897

Biotechnology (1.1%)
Alnylam Pharmaceuticals, Inc. (a)	7,285	457
Intrexon Corp. (a)(b)	17,515	594
Juno Therapeutics, Inc. (a)(b)	7,738	295
		1,346
Capital Markets (1.0%)
Affiliated Managers Group, Inc. (a)	7,363	1,196

Communications Equipment (0.9%)
Palo Alto Networks, Inc. (a)	6,901	1,126

Consumer Finance (2.5%)
LendingClub Corp. (a)	363,962	3,021

Diversified Financial Services (6.4%)
McGraw Hill Financial, Inc.	44,507	4,405
MSCI, Inc.	45,091	3,341
		7,746
Electrical Equipment (0.3%)
SolarCity Corp. (a)(b)	13,851	340

Food Products (3.5%)
Mead Johnson Nutrition Co.	49,886	4,239

Health Care Equipment & Supplies (6.3%)
DexCom, Inc. (a)	18,701	1,270
Intuitive Surgical, Inc. (a)	10,567	6,351
		7,621
Health Care Technology (4.6%)
athenahealth, Inc. (a)	39,737	5,515

Hotels, Restaurants & Leisure (5.8%)
Dunkin’ Brands Group, Inc.	83,684	3,947
Marriott International, Inc., Class A	43,216	3,076
		7,023
Information Technology Services (3.6%)
FleetCor Technologies, Inc. (a)	21,057	3,132
Gartner, Inc. (a)	14,055	1,256
		4,388

Internet & Catalog Retail (1.3%)
TripAdvisor, Inc. (a)	8,841	588
Zalando SE (Germany) (a)(c)	28,284	928
		1,516
Internet Software & Services (12.3%)
Autohome, Inc. ADR (China) (a)	42,169	1,178
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $1,380; acquired 5/1/12)	152,532	1,680
LinkedIn Corp., Class A (a)	25,413	2,906
MercadoLibre, Inc. (Brazil)	13,424	1,582
Pandora Media, Inc. (a)	64,241	575
Twitter, Inc. (a)	190,528	3,153
Yelp, Inc. (a)	24,151	480
Zillow Group, Inc., Class A (a)(b)	45,538	1,164
Zillow Group, Inc., Class C (a)(b)	91,076	2,161
		14,879
Life Sciences Tools & Services (4.9%)
Illumina, Inc. (a)	36,148	5,860

Pharmaceuticals (3.4%)
Zoetis, Inc.	92,201	4,087

Professional Services (5.6%)
IHS, Inc., Class A (a)	25,296	3,141
Verisk Analytics, Inc. (a)	45,269	3,618
		6,759
Software (11.2%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	21,698	546
FireEye, Inc. (a)	35,736	643
Mobileye N.V. (a)	16,682	622
NetSuite, Inc. (a)	12,054	826
ServiceNow, Inc. (a)	51,404	3,145
Splunk, Inc. (a)	66,422	3,250
Tableau Software, Inc., Class A (a)	14,052	644
Workday, Inc., Class A (a)	49,927	3,836
		13,512
Tech Hardware, Storage & Peripherals (0.4%)
3D Systems Corp. (a)(b)	19,043	295
Stratasys Ltd. (a)	6,620	171
		466
Textiles, Apparel & Luxury Goods (4.4%)
Lululemon Athletica, Inc. (Canada) (a)	24,626	1,668
Michael Kors Holdings Ltd. (a)	43,612	2,484
Under Armour, Inc., Class A (a)	14,029	1,190
		5,342
Trading Companies & Distributors (1.0%)
Fastenal Co.	25,804	1,264
Total Common Stocks (Cost $96,418)		109,203

Preferred Stocks (4.3%)
Internet & Catalog Retail (3.3%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $1,370; acquired 4/16/14)	33,636	2,470
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $385; acquired 10/4/13)	16,789	1,475
		3,945
Software (1.0%)
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost - $455; acquired 7/19/12)	148,616	880
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost - $102; acquired 10/25/13)	29,092	172
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost - $102; acquired 10/25/13)	29,092	172
		1,224
Total Preferred Stocks (Cost $2,414)		5,169

Convertible Preferred Stock (0.1%)
Internet Software & Services (0.1%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost - $132; acquired 5/25/12) (Cost $132)	14,641	161

	Notional Amount (000)	Value (000)
Call Option Purchased (0.1%)
Foreign Currency Option (0.1%)
USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $95)	24,284	85

Shares
Short-Term Investments (15.1%)
Securities held as Collateral on Loaned Securities (9.5%)
Investment Company (7.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	9,369,482	9,369

	Face Amount (000)
Repurchase Agreements (1.8%)
Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $418; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $426)	$418	418
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $245; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $250)	245	245

HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $577; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $588)	577	577
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $490; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $500)	490	490
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $432; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $441)	432	432
		2,162
Total Securities held as Collateral on Loaned Securities (Cost $11,531)		11,531

	Shares	Value (000)
Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $6,828)	6,828,437	6,828
Total Short-Term Investments (Cost $18,359)		18,359
Total Investments (110.0%) (Cost $117,418) Including $11,511 of Securities Loaned (h)		132,977
Liabilities in Excess of Other Assets (-10.0%)		(12,112)
Net Assets (100.0%)		$120,865

(a)		Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $11,511,000 and $11,585,000, respectively. The Portfolio received cash collateral of approximately $11,531,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2016, there was uninvested cash collateral of approximately $54,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)		144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)		Security has been deemed illiquid at March 31, 2016.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2016 amounts to approximately $7,010,000 and represents 5.8% of net assets.

(f)

At March 31, 2016, the Portfolio held fair valued securities valued at approximately $7,010,000, representing 5.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $29,164,000 and the aggregate gross unrealized depreciation is approximately $13,605,000 resulting in net unrealized appreciation of approximately $15,559,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	45.8%
Internet Software & Services	12.4
Software	12.1
Diversified Financial Services	6.4
Health Care Equipment & Supplies	6.3
Hotels, Restaurants & Leisure	5.8
Short-Term Investment	5.6
Professional Services	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Apartments (18.1%)
Apartment Investment & Management Co., Class A REIT	172,976	$7,234
AvalonBay Communities, Inc. REIT	118,172	22,476
Camden Property Trust REIT	162,688	13,680
Equity Residential REIT	481,063	36,094
Essex Property Trust, Inc. REIT	35,524	8,308
		87,792
Data Centers (0.5%)
QTS Realty Trust, Inc., Class A REIT	47,944	2,272

Diversified (6.6%)
Lexington Realty Trust REIT	24,321	209
Vornado Realty Trust REIT	336,661	31,791
		32,000
Health Care (6.8%)
HCP, Inc. REIT	99,341	3,236
Healthcare Realty Trust, Inc. REIT	90,701	2,802
Omega Healthcare Investors, Inc. REIT	9,831	347
Senior Housing Properties Trust REIT	169,373	3,030
Ventas, Inc. REIT	192,799	12,139
Welltower, Inc. REIT	167,045	11,583
		33,137
Industrial (5.4%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	6,628
DCT Industrial Trust, Inc. REIT	18,858	745
Duke Realty Corp. REIT	175,099	3,947
Liberty Property Trust REIT	109,662	3,669
ProLogis, Inc. REIT	214,288	9,467
Rexford Industrial Realty, Inc. REIT	92,300	1,676
		26,132
Lodging/Resorts (10.7%)
Chesapeake Lodging Trust REIT	164,664	4,357
Hilton Worldwide Holdings, Inc.	363,707	8,191
Host Hotels & Resorts, Inc. REIT	1,543,250	25,772
La Quinta Holdings, Inc. (a)	61,520	769
LaSalle Hotel Properties REIT	392,704	9,939
Sunstone Hotel Investors, Inc. REIT	68,415	958
Xenia Hotels & Resorts, Inc. REIT	130,098	2,032
		52,018
Manufactured Homes (0.6%)
Equity Lifestyle Properties, Inc. REIT	44,150	3,211

Office (12.1%)
Boston Properties, Inc. REIT	187,548	23,834
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	184
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	3,986
Corporate Office Properties Trust REIT	77,931	2,045
Cousins Properties, Inc. REIT	462,355	4,799
Douglas Emmett, Inc. REIT	274,110	8,253
Hudson Pacific Properties, Inc. REIT	354,311	10,247

Mack-Cali Realty Corp. REIT	151,054	3,550
Paramount Group, Inc. REIT	113,409	1,809
		58,707
Regional Malls (18.7%)
General Growth Properties, Inc. REIT	591,831	17,595
Macerich Co. (The) REIT	13,108	1,039
Simon Property Group, Inc. REIT	321,572	66,787
Taubman Centers, Inc. REIT	31,384	2,235
WP GLIMCHER, Inc. REIT	346,440	3,288
		90,944
Retail Free Standing (2.5%)
National Retail Properties, Inc. REIT	117,377	5,423
Realty Income Corp. REIT	4,116	257
Spirit Realty Capital, Inc. REIT	83,530	940
STORE Capital Corp. REIT	224,795	5,817
		12,437
Self Storage (6.0%)
CubeSmart REIT	57,392	1,911
Public Storage REIT	82,194	22,671
Sovran Self Storage, Inc. REIT	37,310	4,401
		28,983
Shopping Centers (9.1%)
Acadia Realty Trust REIT	46,591	1,637
Brixmor Property Group, Inc. REIT	98,029	2,512
DDR Corp. REIT	52,453	933
Federal Realty Investment Trust REIT	5,628	878
Kimco Realty Corp. REIT	393,285	11,319
Regency Centers Corp. REIT	206,650	15,468
Tanger Factory Outlet Centers, Inc. REIT	314,136	11,431
		44,178
Total Common Stocks (Cost $290,661)		471,811

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $14,378)	14,377,524	14,378
Total Investments (100.1%) (Cost $305,039) (f)		486,189
Liabilities in Excess of Other Assets (-0.1%)		(505)
Net Assets (100.0%)		$485,684

(a)	Non-income producing security.
(b)

At March 31, 2016, the Portfolio held fair valued securities valued at approximately $10,798,000, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LP was acquired between 12/04 - 5/08 and has a current cost basis of approximately $93,000. BRCP REIT II, LP was acquired between 1/07 - 4/11 and has a current cost basis of approximately $6,471,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000. At March 31, 2016, these securities had an aggregate market value of approximately $10,798,000 representing 2.2% of net assets.

(d)	Security has been deemed illiquid at March 31, 2016.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $188,363,000 and the aggregate gross unrealized depreciation is approximately $7,213,000 resulting in net unrealized appreciation of approximately $181,150,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	18.7%
Apartments	18.0
Office	12.1
Lodging/Resorts	10.7
Shopping Centers	9.1
Health Care	6.8
Other*	6.6
Diversified	6.6
Self Storage	6.0
Industrial	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (92.4%)
Aerospace & Defense (4.2%)
BWX Technologies, Inc.	13,557	$455

Air Freight & Logistics (2.6%)
XPO Logistics, Inc. (a)(b)	9,102	279

Biotechnology (3.1%)
ACADIA Pharmaceuticals, Inc. (a)	894	25
Agios Pharmaceuticals, Inc. (a)(b)	740	30
Alnylam Pharmaceuticals, Inc. (a)	581	36
Bellicum Pharmaceuticals, Inc. (a)	2,415	23
Clovis Oncology, Inc. (a)	599	12
Editas Medicine, Inc. (a)(b)	950	33
Insmed, Inc. (a)	1,484	19
Intrexon Corp. (a)(b)	2,166	73
Ironwood Pharmaceuticals, Inc. (a)	2,629	29
Juno Therapeutics, Inc. (a)	792	30
Spark Therapeutics, Inc. (a)(b)	744	22
ZIOPHARM Oncology, Inc. (a)(b)	448	3
		335
Capital Markets (3.4%)
Artisan Partners Asset Management, Inc., Class A	3,877	119
Financial Engines, Inc.	5,163	162
WisdomTree Investments, Inc. (b)	8,369	96
		377
Chemicals (0.9%)
Platform Specialty Products Corp. (a)	11,576	100

Consumer Finance (2.5%)
LendingClub Corp. (a)	32,638	271

Electronic Equipment, Instruments & Components (1.1%)
Cognex Corp.	1,731	67
FARO Technologies, Inc. (a)	1,700	55
		122
Health Care Equipment & Supplies (0.9%)
Novocure Ltd. (a)	1,651	24
Penumbra, Inc. (a)	1,601	74
		98
Health Care Providers & Services (1.6%)
HealthEquity, Inc. (a)	7,051	174

Health Care Technology (9.9%)
athenahealth, Inc. (a)	3,839	533
Castlight Health, Inc., Class B (a)	17,799	59
Medidata Solutions, Inc. (a)	7,017	272
Press Ganey Holdings, Inc. (a)	3,220	97
Veeva Systems, Inc., Class A (a)	4,853	121
		1,082

Hotels, Restaurants & Leisure (7.2%)
Fiesta Restaurant Group, Inc. (a)	4,610	151
Habit Restaurants, Inc. (The) (a)(b)	5,111	95
Krispy Kreme Doughnuts, Inc. (a)	4,239	66
Lindblad Expeditions Holdings, Inc. (a)	4,286	43
Shake Shack, Inc., Class A (a)(b)	1,317	49
Wingstop, Inc. (a)	4,763	108
Zoe’s Kitchen, Inc. (a)(b)	6,911	270
		782
Internet & Catalog Retail (5.2%)
Blue Nile, Inc.	1,773	46
Etsy, Inc. (a)	12,142	106
MakeMyTrip Ltd. (India) (a)	4,169	75
Ocado Group PLC (United Kingdom) (a)	27,687	115
Wayfair, Inc., Class A (a)(b)	5,260	227
		569
Internet Software & Services (20.6%)
Angie’s List, Inc. (a)	8,281	67
Autohome, Inc. ADR (China) (a)	3,961	111
Benefitfocus, Inc. (a)	3,807	127
Criteo SA ADR (France) (a)	9,469	392
GrubHub, Inc. (a)(b)	18,881	474
Just Eat PLC (United Kingdom) (a)	27,552	149
Marketo, Inc. (a)	6,165	121
New Relic, Inc. (a)	2,109	55
OPOWER, Inc. (a)(b)	5,074	34
Quotient Technology, Inc. (a)(b)	6,474	69
Shutterstock, Inc. (a)(b)	4,601	169
Twitter, Inc. (a)	10,334	171
Zillow Group, Inc., Class A (a)(b)	4,254	109
Zillow Group, Inc., Class C (a)	8,557	203
		2,251
Machinery (7.9%)
Joy Global, Inc.	8,146	131
Manitowoc Co., Inc. (The)	27,242	118
Manitowoc Foodservice, Inc. (a)	27,242	401
Terex Corp.	8,755	218
		868
Multi-line Retail (1.1%)
Ollie’s Bargain Outlet Holdings, Inc. (a)	5,304	124

Multi-Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(c)(d)	113,183	—

Professional Services (6.0%)
Advisory Board Co. (The) (a)	9,195	297
CEB, Inc.	2,859	185
WageWorks, Inc. (a)	3,340	169
		651
Software (7.1%)
Ellie Mae, Inc. (a)	1,236	112
FleetMatics Group PLC (a)	4,707	192
Guidewire Software, Inc. (a)	5,619	306
Xero Ltd. (Australia) (a)	3,745	40

Zendesk, Inc. (a)	5,801	121
		771
Specialty Retail (7.1%)
Burlington Stores, Inc. (a)	2,015	113
Five Below, Inc. (a)	12,107	501
Restoration Hardware Holdings, Inc. (a)	3,873	162
		776
Total Common Stocks (Cost $9,553)		10,085

Participation Note (0.1%)
Hotels, Restaurants & Leisure (0.1%)
Lindblad Expeditions Holdings, Inc., Equity Linked Notes, expires 7/8/20 (a) (Cost $5)	2,520	7

Preferred Stocks (0.0%)
Internet Software & Services (0.0%)
Mode Media Corporation Series M-1 (a)(c)(d)(e) (acquisition cost - $142; acquired 3/19/08)	9,428	4
Mode Media Corporation Escrow Series M-1 (a)(c)(d)(e) (acquisition cost - $13; acquired 3/19/08)	1,346	—	@
Total Preferred Stocks (Cost $155)		4

Convertible Preferred Stock (0.0%)
Internet Software & Services (0.0%)
Youku Tudou, Inc., Class A (a)(c)(e) (acquisition cost - $-@; acquired 9/16/10) (Cost $-@)	17	—	@

	Face Amount (000)	Value (000)
Promissory Notes (0.1%)
Internet Software & Services (0.1%)
Mode Media Corporation 9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost - $60; acquired 3/19/08)	$21	14
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost - $2; acquired 3/19/08)	1	—	@
Total Promissory Notes (Cost $62)		14

	Shares
Short-Term Investments (19.3%)
Securities held as Collateral on Loaned Securities (11.6%)
Investment Company (9.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	1,026,297	1,026

	Face Amount (000)	Value (000)
Repurchase Agreements (2.2%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $27; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $27)	$27	27
Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $46; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $47)	46	46
HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $63; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $64)	63	63
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $47; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $48)	47	47
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $54; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $55)	54	54
		237
Total Securities held as Collateral on Loaned Securities (Cost $1,263)		1,263

	Shares
Investment Company (7.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $839)	838,954	839
Total Short-Term Investments (Cost $2,102)		2,102
Total Investments (111.9%) (Cost $11,877) Including $1,252 of Securities Loaned (g)		12,212
Liabilities in Excess of Other Assets (-11.9%)		(1,300)
Net Assets (100.0%)		$10,912

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $1,252,000 and $1,269,000, respectively. The Portfolio received cash collateral of approximately $1,263,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2016, there was uninvested cash collateral of approximately $6,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at March 31, 2016.
(d)

At March 31, 2016, the Portfolio held fair valued securities valued at approximately $18,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2016 amounts to approximately $18,000 and represents 0.2% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,672,000 and the aggregate gross unrealized depreciation is approximately $1,337,000 resulting in net unrealized appreciation of approximately $335,000.

@	Value is less than $500.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	21.3%
Internet Software & Services	20.7
Health Care Technology	9.9
Machinery	7.9
Short-Term Investment	7.7
Hotels, Restaurants & Leisure	7.2
Specialty Retail	7.1
Software	7.0
Professional Services	6.0
Internet & Catalog Retail	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (94.7%)
Automobiles (4.4%)
Tesla Motors, Inc. (a)(b)	37,586	$8,636

Beverages (2.9%)
Monster Beverage Corp. (a)	42,621	5,685

Biotechnology (1.0%)
Alnylam Pharmaceuticals, Inc. (a)	10,674	670
Intrexon Corp. (a)(b)	25,915	878
Juno Therapeutics, Inc. (a)	13,057	498
		2,046
Consumer Finance (1.0%)
LendingClub Corp. (a)	233,103	1,935

Diversified Financial Services (3.5%)
McGraw Hill Financial, Inc.	70,208	6,949

Electrical Equipment (0.3%)
SolarCity Corp. (a)(b)	20,206	497

Food & Staples Retailing (1.5%)
Walgreens Boots Alliance, Inc.	34,778	2,930

Food Products (3.4%)
Mead Johnson Nutrition Co.	78,017	6,629

Health Care Equipment & Supplies (4.6%)
Intuitive Surgical, Inc. (a)	15,118	9,087

Health Care Technology (1.6%)
athenahealth, Inc. (a)	22,051	3,060

Information Technology Services (7.9%)
Mastercard, Inc., Class A	97,444	9,209
Visa, Inc., Class A	81,383	6,224
		15,433
Internet & Catalog Retail (15.8%)
Amazon.com, Inc. (a)	28,807	17,101
JD.com, Inc. ADR (China) (a)	73,785	1,955
Netflix, Inc. (a)	50,090	5,121
Priceline Group, Inc. (The) (a)	5,314	6,849
		31,026
Internet Software & Services (21.5%)
Alibaba Group Holding Ltd. ADR (China) (a)	29,318	2,317
Alphabet, Inc., Class C (a)	13,401	9,983
Facebook, Inc., Class A (a)	163,480	18,653
LinkedIn Corp., Class A (a)	39,798	4,551
Tencent Holdings Ltd. (China) (c)	105,600	2,156
Twitter, Inc. (a)	268,085	4,437
		42,097

Life Sciences Tools & Services (4.6%)
Illumina, Inc. (a)	55,628	9,018

Pharmaceuticals (3.0%)
Zoetis, Inc.	134,504	5,962

Software (8.5%)
Mobileye N.V. (a)(b)	26,140	975
Salesforce.com, Inc. (a)	93,488	6,902
Splunk, Inc. (a)	52,106	2,549
Workday, Inc., Class A (a)	80,545	6,189
		16,615
Tech Hardware, Storage & Peripherals (7.6%)
Apple, Inc.	136,215	14,846

Textiles, Apparel & Luxury Goods (1.6%)
Michael Kors Holdings Ltd. (a)	55,070	3,137
Total Common Stocks (Cost $119,841)		185,588

Preferred Stocks (3.5%)
Electronic Equipment, Instruments & Components (0.6%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost - $1,089; acquired 12/22/15)	47,281	1,083

Internet & Catalog Retail (2.8%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $1,335; acquired 4/16/14)	32,784	2,407
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost - $3,117; acquired 12/3/15)	63,916	3,117
		5,524
Internet Software & Services (0.1%)
Dropbox, Inc. Series C (a)(d)(e)(f) (acquisition cost - $485; acquired 1/30/14)	25,401	280
Total Preferred Stocks (Cost $6,026)		6,887

	Notional Amount (000)	Value (000)
Call Option Purchased (0.1%)
Foreign Currency Option (0.1%)
USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $108)	27,583	96

	Shares
Short-Term Investments (4.7%)
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	3,912,000	3,912

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $102; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $104)	$102	102
Barclays Capital, Inc., (0.35%, dated 3/31/16, due 4/1/16; proceeds $174; fully collateralized by various U.S. Government agency securities; 2.50% - 6.00% due 11/1/34 - 3/1/46 and U.S. Government obligations; 1.25% - 1.38% due 7/31/18 - 1/31/19; valued at $178)	174	174
HSBC Securities USA, Inc., (0.27%, dated 3/31/16, due 4/1/16; proceeds $241; fully collateralized by various U.S. Government obligations; 0.00% due 11/15/18 - 5/15/22; valued at $246)	241	241
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $181; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $184)	181	181
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $205; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $209)	205	205
		903
Total Securities held as Collateral on Loaned Securities (Cost $4,815)		4,815

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $4,375)	4,375,398	4,375
Total Short-Term Investments (Cost $9,190)		9,190
Total Investments (103.0%) (Cost $135,165) Including $10,772 of Securities Loaned (h)		201,761
Liabilities in Excess of Other Assets (-3.0%)		(5,861)
Net Assets (100.0%)		$195,900

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $10,772,000 and $10,855,000, respectively. The Portfolio received cash collateral of approximately $4,838,000, of which approximately $4,815,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2016, there was uninvested cash collateral of approximately $23,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $6,017,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

At March 31, 2016, the Portfolio held fair valued securities valued at approximately $6,887,000, representing 3.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at March 31, 2016.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2016 amounts to approximately $6,887,000 and represents 3.5% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $78,301,000 and the aggregate gross unrealized depreciation is approximately $11,705,000 resulting in net unrealized appreciation of approximately $66,596,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	36.1%
Internet Software & Services	21.5
Internet & Catalog Retail	18.6
Software	8.4
Information Technology Services	7.8
Tech Hardware, Storage & Peripherals	7.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Notes to the Portfolio of Investments • March 31, 2016 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as  security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer  market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$952	$—		$952
Agency Fixed Rate Mortgages	—	41,804	—		41,804
Asset-Backed Securities	—	10,652	—		10,652
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,830	—		4,830
Commercial Mortgage-Backed Securities	—	13,978	—		13,978
Corporate Bonds	—	69,424	—	†	69,424	†
Mortgages - Other	—	16,517	—		16,517
Municipal Bonds	—	1,913	—		1,913
Sovereign	—	15,920	—		15,920
U.S. Agency Security	—	3,215	—		3,215
U.S. Treasury Securities	—	10,869	—		10,869
Total Fixed Income Securities	—	190,074	—	†	190,074	†
Short-Term Investments
Investment Company	24,383	—	—		24,383
Repurchase Agreements	—	454	—		454
U.S. Treasury Security	—	1,424	—		1,424
Total Short-Term Investments	24,383	1,878	—		26,261
Foreign Currency Forward Exchange Contracts	—	44	—		44
Futures Contracts	28	—	—		28
Credit Default Swap Agreement	—	36	—		36
Total Assets	24,411	192,032	—	†	216,443	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(532)	—		(532)
Futures Contracts	(259)	—	—		(259)
Credit Default Swap Agreements	—	(139)	—		(139)
Total Liabilities	(259)	(671)	—		(930)
Total	$24,152	$191,361	$—	†	$215,513	†

†     Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Core Plus Fixed Income	Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$—

†                             Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$24,777	$—	$24,777
Sovereign	—	201,392	—	201,392
Total Fixed Income Securities	—	226,169	—	226,169
Warrants	—	82	—	82
Short-Term Investments
Investment Company	14,200	—	—	14,200
Repurchase Agreements	—	2,141	—	2,141
Sovereign	—	2,441	—	2,441
Total Short-Term Investments	14,200	4,582	—	18,782
Futures Contract	17	—	—	17
Total Assets	14,217	230,833	—	245,050
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(37)	—	(37)
Total	$14,217	$230,796	$—	$245,013

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Aerospace & Defense	$2,434	$—	$—	$2,434
Airlines	1,360	—	—	1,360
Automobiles	4,598	—	—	4,598
Banks	41,993	3,762	—	45,755
Beverages	6,057	—	—	6,057
Chemicals	4,453	—	—	4,453
Construction & Engineering	4,492	—	—	4,492
Construction Materials	9,196	—	—	9,196
Consumer Finance	3,185	—	—	3,185
Diversified Consumer Services	854	—	—	854
Diversified Financial Services	6,562	—	—	6,562
Diversified Telecommunication Services	5,260	—	—	5,260
Electric Utilities	2,014	—	—	2,014
Electronic Equipment, Instruments & Components	5,090	—	—	5,090
Food & Staples Retailing	7,796	—	—	7,796
Food Products	8,408	—	—	8,408
Health Care Providers & Services	1,374	—	—	1,374
Hotels, Restaurants & Leisure	2,378	1,469	—	3,847
Household Durables	7,496	—	—	7,496
Independent Power Producers & Energy Traders	723	—	—	723
Industrial Conglomerates	10,104	—	—	10,104
Insurance	8,783	—	—	8,783
Internet & Catalog Retail	1,699	—	—	1,699
Internet Software & Services	22,520	—	—	22,520
Machinery	5,799	—	—	5,799
Media	6,239	—	—	6,239
Metals & Mining	565	—	—	565
Multi-line Retail	5,497	—	—	5,497
Oil, Gas & Consumable Fuels	7,371	—	—	7,371
Paper & Forest Products	2,586	—	—	2,586
Personal Products	5,110	—	—	5,110
Pharmaceuticals	3,835	—	—	3,835
Professional Services	1,965	—	—	1,965
Real Estate Management & Development	1,852	1,782	—	3,634
Road & Rail	599	—	—	599
Semiconductors & Semiconductor Equipment	10,155	—	—	10,155
Software	1,968	—	—	1,968
Specialty Retail	1,027	—	—	1,027
Tech Hardware, Storage & Peripherals	14,727	—	—	14,727
Textiles, Apparel & Luxury Goods	10,707	—	—	10,707
Trading Companies & Distributors	668	—	—	668
Transportation Infrastructure	2,864	—	—	2,864
Wireless Telecommunication Services	11,821	—	—	11,821
Total Common Stocks	264,184	7,013	—	271,197
Investment Company	—	1,113	—	1,113
Short-Term Investments
Investment Company	4,334	—	—	4,334
Repurchase Agreements	—	759	—	759
Total Short-Term Investments	4,334	759	—	5,093
Foreign Currency Forward Exchange Contract	—	6	—	6
Total Assets	268,518	8,891	—	277,409
Liabilities:
Foreign Currency Forward Exchange Contract	—	(163)	—	(163)
Total	$268,518	$8,728	$—	$277,246

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Emerging Markets Equity	Common Stock (000)
Beginning Balance	$1,090
Purchases	—
Sales	(442)
Amortization of discount	—
Transfers in	—
Transfers out	(345)
Corporate actions	—
Change in unrealized appreciation (depreciation)	(52)
Realized gains (losses)	(251)
Ending Balance	$—

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(52)

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$1,602	$—	$—	$1,602
Diversified Financial Services	418	—	—	418
Food Products	3,797	—	—	3,797
Household Products	3,540	—	—	3,540
Industrial Conglomerates	489	—	—	489
Information Technology Services	5,221	—	—	5,221
Media	5,552	—	—	5,552
Personal Products	5,655	—	—	5,655
Pharmaceuticals	844	—	—	844
Professional Services	855	—	—	855
Software	5,329	—	—	5,329
Textiles, Apparel & Luxury Goods	703	—	—	703
Tobacco	9,782	—	—	9,782
Total Common Stocks	43,787	—	—	43,787
Short-Term Investment
Investment Company	498	—	—	498
Total Assets	$44,285	$—	$—	$44,285

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$1,269	$—	$—	$1,269
Communications	10,894	—	—	10,894
Diversified	4,353	—	—	4,353
Electricity Transmission & Distribution	8,961	—	—	8,961
Oil & Gas Storage & Transportation	27,545	—	—	27,545
PPA Contracted Renewables	8,061	—	—	8,061
Railroads	426	—	—	426
Toll Roads	8,550	—	—	8,550
Water	5,565	—	—	5,565
Total Common Stocks	75,624	—	—	75,624
Right	—	197	—	197
Short-Term Investments
Investment Companies	8,712	—	—	8,712
Repurchase Agreements	—	1,156	—	1,156
Total Short-Term Investments	8,712	1,156	—	9,868
Total Assets	$84,336	$1,353	$—	$85,689

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$25,331	$—	$—	†	$25,331	†
Health Care	3,500	—	—		3,500
Industrial	3,352	—	—		3,352
Lodging/Resorts	5,363	—	—		5,363
Mixed Industrial/Office	1,477	—	—		1,477
Office	12,600	—	—		12,600
Residential	12,495	—	—		12,495
Retail	25,876	—	—		25,876
Self Storage	3,236	—	—		3,236
Total Common Stocks	93,230	—	—	†	93,230	†
Short-Term Investment
Investment Company	978	—	—		978
Total Assets	$94,208	$—	$—	†	$94,208	†

†            Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$—

†  Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$355		$—	$355
Agency Fixed Rate Mortgages	—	4,813		—	4,813
Asset-Backed Securities	—	383		—	383
Collateralized Mortgage Obligations - Agency Collateral Series	—	355		—	355
Commercial Mortgage-Backed Securities	—	1,474		—	1,474
Corporate Bonds	—	19,230		—	19,230
Mortgages - Other	—	606		—	606
Sovereign	—	24,246		—	24,246
U.S. Treasury Securities	—	8,864		—	8,864
Total Fixed Income Securities	—	60,326		—	60,326
Common Stocks
Aerospace & Defense	1,865	—		—	1,865
Air Freight & Logistics	623	—		—	623
Airlines	48	—		—	48
Auto Components	276	—		—	276
Automobiles	718	—		—	718
Banks	5,883	—	@	—	5,883
Beverages	1,280	—		—	1,280
Biotechnology	1,497	—		—	1,497
Building Products	322	—		—	322
Capital Markets	1,354	—		—	1,354
Chemicals	1,310	—		—	1,310
Commercial Services & Supplies	208	—		—	208
Communications Equipment	750	—		—	750
Construction & Engineering	212	—		—	212
Construction Materials	128	—		—	128
Consumer Finance	674	—		—	674
Containers & Packaging	84	—		—	84
Diversified Financial Services	695	—		—	695
Diversified Telecommunication Services	1,923	—		—	1,923
Electric Utilities	762	—		—	762
Electrical Equipment	525	—		—	525
Electronic Equipment, Instruments & Components	323	—		—	323
Energy Equipment & Services	1,107	—		—	1,107
Food & Staples Retailing	2,128	—		—	2,128
Food Products	1,084	—		—	1,084
Gas Utilities	92	—		—	92
Health Care Equipment & Supplies	1,132	—		—	1,132
Health Care Providers & Services	1,052	—		—	1,052
Health Care Technology	33	—		—	33
Hotels, Restaurants & Leisure	1,048	—		—	1,048
Household Durables	128	—		—	128
Household Products	1,750	—		—	1,750
Independent Power Producers & Energy Traders	8	—		—	8
Industrial Conglomerates	1,235	—		—	1,235
Information Technology Services	1,960	—		—	1,960
Insurance	1,915	—		—	1,915
Internet & Catalog Retail	694	—		—	694
Internet Software & Services	1,499	—		—	1,499
Life Sciences Tools & Services	143	—		—	143
Machinery	823	—		—	823
Marine	68	—		—	68
Media	2,127	—		—	2,127
Metals & Mining	1,978	—		—	1,978
Multi-Utilities	583	—		—	583

Multi-line Retail	359	—	—	359
Oil, Gas & Consumable Fuels	3,566	—	—	3,566
Paper & Forest Products	19	—	—	19
Personal Products	461	—	—	461
Pharmaceuticals	4,899	—	—	4,899
Professional Services	425	—	—	425
Real Estate Investment Trusts (REITs)	1,008	—	—	1,008
Real Estate Management & Development	350	—	—	350
Road & Rail	751	—	—	751
Semiconductors & Semiconductor Equipment	1,285	—	1	1,286
Software	1,549	—	—	1,549
Specialty Retail	1,406	—	—	1,406
Tech Hardware, Storage & Peripherals	2,040	—	—	2,040
Textiles, Apparel & Luxury Goods	927	—	—	927
Thrifts & Mortgage Finance	14	—	—	14
Tobacco	1,402	—	—	1,402
Trading Companies & Distributors	204	—	—	204
Transportation Infrastructure	104	—	—	104
Water Utilities	78	—	—	78
Wireless Telecommunication Services	643	—	—	643
Total Common Stocks	65,537	— @	1	65,538
Rights	—	— @	—	— @
Warrant	1	—	—	1
Investment Companies	7,433	—	—	7,433
Call Options Purchased	—	75	—	75
Short-Term Investments
Investment Company	3,405	—	—	3,405
U.S. Treasury Security	—	969	—	969
Total Short-Term Investments	3,405	969	—	4,374
Foreign Currency Forward Exchange Contracts	—	1,175	—	1,175
Futures Contracts	489	—	—	489
Total Return Swap Agreements	—	55	—	55
Total Assets	76,865	62,600	1	139,466
Liabilities:
Call Options Written	—	(31)	—	(31)
Foreign Currency Forward Exchange Contracts	—	(755)	—	(755)
Futures Contracts	(221)	—	—	(221)
Credit Default Swap Agreement	—	(2)	—	(2)
Interest Rate Swap Agreements	—	(399)	—	(399)
Total Return Swap Agreements	—	(235)	—	(235)
Total Liabilities	(221)	(1,422)	—	(1,643)
Total	$76,644	$61,178	$1	$137,823

@   Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist	Common Stock (000)
Beginning Balance	$1
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—	@)
Realized gains (losses)	—
Ending Balance	$1

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$ (—	@)

@   Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Global Strategist	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Semiconductors & Semiconductor Equipment
Common Stock	$1	Discounted Cash Flow	Weighted Average Cost of Capital	14.0%		14.0%		14.0%		Decrease
			Long-Term Capital Growth	3.5%		3.5%		3.5%		Increase
			Capitalization Rate	10.5%		10.5%		10.5%		Increase
		Market Comparable Companies	Enterprise Value/EBITDA	6.2	x	7.6	x	6.4	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$1,397	$—	$—	$1,397
Air Freight & Logistics	720	—	—	720
Automobiles	5,943	—	—	5,943
Beverages	3,897	—	—	3,897
Biotechnology	1,346	—	—	1,346
Capital Markets	1,196	—	—	1,196
Communications Equipment	1,126	—	—	1,126
Consumer Finance	3,021	—	—	3,021
Diversified Financial Services	7,746	—	—	7,746
Electrical Equipment	340	—	—	340
Food Products	4,239	—	—	4,239
Health Care Equipment & Supplies	7,621	—	—	7,621
Health Care Technology	5,515	—	—	5,515
Hotels, Restaurants & Leisure	7,023	—	—	7,023
Information Technology Services	4,388	—	—	4,388
Internet & Catalog Retail	1,516	—	—	1,516
Internet Software & Services	13,199	—	1,680	14,879
Life Sciences Tools & Services	5,860	—	—	5,860
Pharmaceuticals	4,087	—	—	4,087
Professional Services	6,759	—	—	6,759
Software	13,512	—	—	13,512
Tech Hardware, Storage & Peripherals	466	—	—	466
Textiles, Apparel & Luxury Goods	5,342	—	—	5,342
Trading Companies & Distributors	1,264	—	—	1,264
Total Common Stocks	107,523	—	1,680	109,203
Preferred Stocks	—	—	5,169	5,169
Convertible Preferred Stock	—	—	161	161
Call Option Purchased	—	85	—	85
Short-Term Investments
Investment Companies	16,197	—	—	16,197
Repurchase Agreements	—	2,162	—	2,162
Total Short-Term Investments	16,197	2,162	—	18,359
Total Assets	$123,720	$2,247	$7,010	$132,977

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$4,278	$6,152	$210
Purchases	—	—	—
Sales	(2,498)	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(995)	(983)	(49)
Realized gains (losses)	895	—	—
Ending Balance	$1,680	$5,169	$161

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(505)	$(983)	$(49)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Mid Cap Growth	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Internet & Catalog Retail
Preferred Stocks	$2,470	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.4	x	18.4	x	15.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$1,475	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1	x	5.8	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet Software & Services
Common Stock	$1,680	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
Preferred Stock	$161		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.5	x	16.1	x	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stocks	$1,224	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.2	x	11.3	x	10.8	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$87,792	$—	$—	$87,792
Data Centers	2,272	—	—	2,272
Diversified	32,000	—	—	32,000
Health Care	33,137	—	—	33,137
Industrial	19,504	—	6,628	26,132
Lodging/Resorts	52,018	—	—	52,018
Manufactured Homes	3,211	—	—	3,211
Office	54,537	—	4,170	58,707
Regional Malls	90,944	—	—	90,944
Retail Free Standing	12,437	—	—	12,437
Self Storage	28,983	—	—	28,983
Shopping Centers	44,178	—	—	44,178
Total Common Stocks	461,013	—	10,798	471,811
Short-Term Investment
Investment Company	14,378	—	—	14,378
Total Assets	$475,391	$—	$10,798	$486,189

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$10,977
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(176)
Change in unrealized appreciation (depreciation)	(3)
Realized gains (losses)	—
Ending Balance	$10,798

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(3)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	March 31, 2016 (000)	Technique	Input
Industrial
Common Stock	$6,628	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

Office
Common Stocks	$4,170	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Aerospace & Defense	$455	$—		$—		$455
Air Freight & Logistics	279	—		—		279
Biotechnology	335	—		—		335
Capital Markets	377	—		—		377
Chemicals	100	—		—		100
Consumer Finance	271	—		—		271
Electronic Equipment, Instruments & Components	122	—		—		122
Health Care Equipment & Supplies	98	—		—		98
Health Care Providers & Services	174	—		—		174
Health Care Technology	1,082	—		—		1,082
Hotels, Restaurants & Leisure	782	—		—		782
Internet & Catalog Retail	569	—		—		569
Internet Software & Services	2,251	—		—		2,251
Machinery	868	—		—		868
Multi-Utilities	—	—		—	†	—	†
Multi-line Retail	124	—		—		124
Professional Services	651	—		—		651
Software	771	—		—		771
Specialty Retail	776	—		—		776
Total Common Stocks	10,085	—		—	†	10,085	†
Participation Note	7	—		—		7
Preferred Stocks	—	—		4		4
Convertible Preferred Stock	—	—	@	—		—	@
Promissory Notes	—	—		14		14
Short-Term Investments
Investment Companies	1,865	—		—		1,865
Repurchase Agreements	—	237		—		237
Total Short-Term Investments	1,865	237		—		2,102
Total Assets	$11,957	$237		$18	†	$12,212	†

@            Value is less than $500.

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stock (000)		Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$—	†	$9	$14
Purchases	—		—	—
Sales	—		—	—
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	—
Corporate actions	—		—	—
Change in unrealized appreciation (depreciation)	—		(5)	—
Realized gains (losses)	—		—	—
Ending Balance	$—	†	$4	$14

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$—		$(5)	$—

†                               Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Small Company Growth	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range	Selected Value	Impact to Valuation from an increase in input

Internet Software & Services
Preferred Stock	$4	Discounted Cash Flow	Weighted Average Cost of Capital	19.5%	21.5%	20.5%	Decrease
Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
Market Comparable Companies	Enterprise Value/Revenue	1.1	x	3.2	x	2.1	x	Increase
Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Promissory Note	$14	Market Transaction	Valuation at Issuance as a Percentage of Principal	100.0%	100.0%	100%	Increase
Cost of Debt	14.3%	14.3%	14.3%	Decrease
Valuation as a Percentage of Principal	66.9%	66.9%	66.9%	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Automobiles	$8,636	$—	$—	$8,636
Beverages	5,685	—	—	5,685
Biotechnology	2,046	—	—	2,046
Consumer Finance	1,935	—	—	1,935
Diversified Financial Services	6,949	—	—	6,949
Electrical Equipment	497	—	—	497
Food & Staples Retailing	2,930	—	—	2,930
Food Products	6,629	—	—	6,629
Health Care Equipment & Supplies	9,087	—	—	9,087
Health Care Technology	3,060	—	—	3,060
Information Technology Services	15,433	—	—	15,433
Internet & Catalog Retail	31,026	—	—	31,026
Internet Software & Services	42,097	—	—	42,097
Life Sciences Tools & Services	9,018	—	—	9,018
Pharmaceuticals	5,962	—	—	5,962
Software	16,615	—	—	16,615
Tech Hardware, Storage & Peripherals	14,846	—	—	14,846
Textiles, Apparel & Luxury Goods	3,137	—	—	3,137
Total Common Stocks	185,588	—	—	185,588
Preferred Stocks	—	—	6,887	6,887
Call Option Purchased	—	96	—	96
Short-Term Investments
Investment Companies	8,287	—	—	8,287
Repurchase Agreements	—	903	—	903
Total Short-Term Investments	8,287	903	—	9,190
Total Assets	$193,875	$999	$6,887	$201,761

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$823	$7,312
Purchases	—	—
Sales	(983)	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	428	(425)
Realized gains (losses)	(268)	—
Ending Balance	$—	$6,887

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$—	$(425)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Growth	Fair Value at March 31, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$1,083	Market Transaction Method	Precedent Transaction	$23.03		$23.03		$23.03		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.0%		29.0%		28.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.0	x	29.0	x	16.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet & Catalog Retail
Preferred Stocks	$2,407	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.4	x	18.4	x	15.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$3,117	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase

Internet Software & Services
Preferred Stock	$280	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.5	x	16.1	x	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, securities transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2015 were valued using other significant observable inputs at March 31, 2016. The value of the transfer was approximately as follows:

Global Strategist
$—	@

@ Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, securities transferred from Level 2 to Level 1. Securities that were valued using significant other inputs at December 31, 2015 were valued using unadjusted quoted prices at March 31, 2016. The values of the transfers were approximately as follows:

Emerging Markets Equity	Global Infrastructure	Global Real Estate	Global Franchise
$218,690,000	$27,183,000	$40,270,000	$21,032,000

Mid Cap Growth	Global Strategist	Small Company Growth
$929,000	$25,036,000	$305,000

At March 31, 2016, the Emerging Markets Equity Portfolio held a security that transferred from Level 3 to Level 1. This security was valued using significant unobservable inputs at December 31, 2015 and was valued using unadjusted quoted prices at March 31, 2016. The value of the transfer was approximately as follows:

EMERGING MARKETS EQUITY
$345,000

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016